UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

John R. Greed

President

Mutual of America Life Insurance Company

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.9%)
Amazon.com, Inc.*	118	43,908
AutoNation, Inc.*	24	1,544
AutoZone, Inc.*	10	6,822
Bed Bath & Beyond, Inc.*	58	4,453
Best Buy Co., Inc.	94	3,552
BorgWarner, Inc.	71	4,294
Cablevision Systems Corp. Cl A	69	1,263
CarMax, Inc.*	67	4,624
Carnival Corp.	141	6,745
CBS Corp. Cl B	143	8,670
Chipotle Mexican Grill, Inc.*	9	5,855
Coach, Inc.	87	3,604
Comcast Corp. Cl A	795	44,894
D.R. Horton, Inc.	104	2,962
Darden Restaurants, Inc.	39	2,704
Delphi Automotive PLC	91	7,256
DIRECTV*	157	13,361
Discovery Communications, Inc. Cl A*	47	1,446
Discovery Communications, Inc. Cl C*	85	2,505
Disney (Walt) Co.	489	51,291
Dollar General Corp.	95	7,161
Dollar Tree, Inc.*	65	5,274
Expedia, Inc.	31	2,918
Family Dollar Stores, Inc.	30	2,377
Ford Motor Co.	1,241	20,030
Fossil Group, Inc.*	14	1,154
GameStop Corp. Cl A	35	1,329
Gannett Co., Inc.	71	2,633
Gap, Inc.	83	3,596
Garmin Ltd.	38	1,806
General Motors Co.	426	15,975
Genuine Parts Co.	48	4,473
Goodyear Tire & Rubber Co.	85	2,302
H&R Block, Inc.	86	2,758
Hanesbrands, Inc.	125	4,189
Harley-Davidson, Inc.	67	4,070
Harman Int’l. Industries, Inc.	22	2,940
Hasbro, Inc.	36	2,277
Home Depot, Inc.	409	46,466
Interpublic Group of Cos., Inc.	130	2,876
Johnson Controls, Inc.	206	10,391
Kohl’s Corp.	64	5,008
L Brands, Inc.	78	7,355
Leggett & Platt, Inc.	44	2,028
Lennar Corp. Cl A	56	2,901
Lowe’s Cos., Inc.	305	22,689
Macy’s, Inc.	107	6,945
Marriott International, Inc. Cl A	66	5,301
Mattel, Inc.	107	2,445
McDonald’s Corp.	300	29,232
Michael Kors Hldgs. Ltd.*	64	4,208
Mohawk Industries, Inc.*	19	3,529
Netflix, Inc.*	18	7,500
Newell Rubbermaid, Inc.	85	3,321
News Corp. Cl A*	155	2,482
NIKE, Inc. Cl B	212	21,270

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Nordstrom, Inc.	44	3,534
O’Reilly Automotive, Inc.*	32	6,920
Omnicom Group, Inc.	78	6,082
Priceline Group Inc.*	16	18,626
Pulte Homes, Inc.	102	2,267
PVH Corp.	26	2,771
Ralph Lauren Corp.	19	2,499
Ross Stores, Inc.	66	6,954
Royal Caribean Cruises Ltd.*	52	4,256
Scripps Networks Interactive, Inc. Cl A	31	2,125
Staples, Inc.	203	3,306
Starbucks Corp.	235	22,255
Starwood Hotels & Resorts	55	4,593
Target Corp.	199	16,332
Tiffany & Co.	37	3,256
Time Warner Cable, Inc.	87	13,040
Time Warner, Inc.	260	21,954
TJX Cos., Inc.	214	14,991
Tractor Supply Co.	43	3,658
TripAdvisor, Inc.*	35	2,911
Twenty-First Century Fox, Inc. Cl A	567	19,187
Under Armour, Inc. Cl A*	53	4,280
Urban Outfitters, Inc.*	32	1,461
V.F. Corp.	107	8,058
Viacom, Inc. Cl B	115	7,855
Whirlpool Corp.	24	4,849
Wyndham Worldwide Corp.	38	3,438
Wynn Resorts Ltd.	25	3,147
Yum! Brands, Inc.	135	10,627

		720,194

CONSUMER STAPLES (5.3%)
Altria Group, Inc.	620	31,012
Archer-Daniels-Midland Co.	198	9,385
Brown-Forman Corp. Cl B	49	4,427
Campbell Soup Co.	56	2,607
Clorox Co.	41	4,526
Coca-Cola Co.	1,230	49,877
Coca-Cola Enterprises, Inc.	68	3,006
Colgate-Palmolive Co.	267	18,514
ConAgra Foods, Inc.	132	4,822
Constellation Brands, Inc. Cl A*	53	6,159
Costco Wholesale Corp.	137	20,755
CVS Health Corp.	352	36,330
Dr. Pepper Snapple Group, Inc.	61	4,787
Estee Lauder Cos., Inc. Cl A	70	5,821
General Mills, Inc.	188	10,641
Hershey Co.	46	4,642
Hormel Foods Corp.	42	2,388
J.M. Smucker Co.	32	3,703
Kellogg Co.	78	5,144
Keurig Green Mountain, Inc.	38	4,246
Kimberly-Clark Corp.	115	12,318
Kraft Foods Group, Inc.	184	16,029

Kroger Co.	154	11,806
Lorillard, Inc.	113	7,385
McCormick & Co., Inc.	40	3,084
Mead Johnson Nutrition Co.	63	6,333
Molson Coors Brewing Co. Cl B	50	3,723
Mondelez International, Inc. Cl A	515	18,586
Monster Beverage Corp.*	45	6,228
PepsiCo, Inc.	464	44,368

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Philip Morris Int’l., Inc.	487	36,686
Proctor & Gamble Co.	846	69,321
Reynolds American, Inc.	97	6,684
Sysco Corp.	185	6,980
Tyson Foods, Inc. Cl A	91	3,485
Wal-Mart Stores, Inc.	492	40,467
Walgreens Boots Alliance, Inc.	272	23,033
Whole Foods Market, Inc.	114	5,937

		555,245

ENERGY (4.4%)
Anadarko Petroleum Corp.	155	12,836
Apache Corp.	117	7,059
Baker Hughes, Inc.	135	8,583
Cabot Oil & Gas Corp.	129	3,809
Cameron International Corp.*	60	2,707
Chesapeake Energy Corp.	162	2,294
Chevron Corp.	583	61,203
Cimarex Energy Co.	27	3,107
ConocoPhillips	383	23,846
CONSOL Energy, Inc.	73	2,036
Devon Energy Corp.	120	7,237
Diamond Offshore Drilling, Inc.	21	563
Ensco PLC Cl A	72	1,517
EOG Resources, Inc.	171	15,679
EQT Corp.	47	3,895
Exxon Mobil Corp.	1,312	111,515
FMC Technologies, Inc.*	72	2,665
Halliburton Co.	264	11,584
Helmerich & Payne, Inc.	33	2,246
Hess Corp.	76	5,158
Kinder Morgan, Inc.	533	22,418
Marathon Oil Corp.	210	5,483
Marathon Petroleum Corp.	85	8,703
Murphy Oil Corp.	51	2,377
National Oilwell Varco, Inc.	127	6,349
Newfield Exploration Co.*	48	1,684
Noble Corp. PLC	77	1,100
Noble Energy, Inc.	121	5,917
Occidental Petroleum Corp.	239	17,447
ONEOK, Inc.	64	3,087
Phillips 66	170	13,362
Pioneer Natural Resources Co.	47	7,685
QEP Resources, Inc.	51	1,063
Range Resources Corp.	52	2,706
Schlumberger Ltd.	396	33,042
Southwestern Energy Co.*	119	2,760
Spectra Energy Corp.	209	7,560
Tesoro Corp.	39	3,560
Transocean Ltd.	104	1,526
Valero Energy Corp.	159	10,116
Williams Cos., Inc.	210	10,624

		458,108

FINANCIALS (10.0%)
ACE Ltd.	104	11,595
Affiliated Managers Group, Inc.*	17	3,651
Aflac, Inc.	137	8,769
Allstate Corp.	131	9,323
American Express Co.	275	21,483
American Int’l. Group, Inc.	430	23,560
American Tower Corp.	131	12,334
Ameriprise Financial, Inc.	57	7,458

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Aon PLC	89	8,555
Apartment Investment & Management Co. Cl A	49	1,929
Assurant, Inc.	22	1,351
AvalonBay Communities, Inc.	41	7,144
Bank of America Corp.	3,288	50,602
Bank of New York Mellon Corp.	350	14,084
BB&T Corp.	225	8,773
Berkshire Hathaway, Inc. Cl B*	573	82,695
BlackRock, Inc.	39	14,268
Boston Properties, Inc.	48	6,743
Capital One Financial Corp.	174	13,715
CBRE Group, Inc.*	87	3,368
Charles Schwab Corp.	361	10,989
Chubb Corp.	73	7,380
Cincinnati Financial Corp.	46	2,451
Citigroup, Inc.	948	48,841
CME Group, Inc.	99	9,376
Comerica, Inc.	56	2,527
Crown Castle Int’l. Corp.	104	8,584
Discover Financial Svcs.	140	7,889
E*Trade Financial Corp.*	91	2,599
Equity Residential	113	8,798
Essex Property Trust, Inc.	20	4,598
Fifth Third Bancorp	256	4,826
Franklin Resources, Inc.	122	6,261
General Growth Pptys., Inc.	198	5,851
Genworth Financial, Inc.*	159	1,162
Goldman Sachs Group, Inc.	126	23,684
Hartford Financial Svcs. Group, Inc.	133	5,562
HCP, Inc.	145	6,265
Health Care REIT, Inc.	110	8,510
Host Hotels & Resorts, Inc.	237	4,783
Hudson City Bancorp, Inc.	151	1,582
Huntington Bancshares, Inc.	256	2,829
Intercontinental Exchange, Inc.	35	8,164
Invesco Ltd.	134	5,318
Iron Mountain, Inc.	59	2,152
iShares Core S&P 500 ETF	540	112,228
JPMorgan Chase & Co.	1,163	70,455
KeyCorp	268	3,795
Kimco Realty Corp.	128	3,437
Legg Mason, Inc.	31	1,711
Leucadia National Corp.	98	2,184
Lincoln National Corp.	81	4,654
Loews Corp.	93	3,797
M&T Bank Corp.	41	5,207
Marsh & McLennan Cos., Inc.	169	9,479
McGraw-Hill Financial, Inc.	86	8,892
MetLife, Inc.	348	17,591
Moody’s Corp.	56	5,813
Morgan Stanley	479	17,096
Nasdaq OMX Group, Inc.	36	1,834
Navient Corp.	126	2,562
Northern Trust Corp.	69	4,806
People’s United Financial, Inc.	96	1,459
Plum Creek Timber Co., Inc.	55	2,390
PNC Financial Svcs. Grp., Inc.	163	15,198

Principal Financial Grp., Inc.	85	4,366
Progressive Corp.	169	4,597
ProLogis, Inc.	161	7,013
Prudential Financial, Inc.	142	11,404

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Public Storage	45	8,871
Regions Financial Corp.	420	3,969
Simon Property Group, Inc.	97	18,977
SL Green Realty Corp	31	3,980
State Street Corp.	128	9,412
SunTrust Banks, Inc.	164	6,739
T. Rowe Price Group, Inc.	81	6,559
The Macerich Co.	47	3,964
Torchmark Corp.	40	2,197
Travelers Cos., Inc.	102	11,029
U.S. Bancorp	556	24,281
Unum Group	79	2,665
Ventas, Inc.	104	7,594
Vornado Realty Trust	55	6,160
Wells Fargo & Co.	1,464	79,642
Weyerhaeuser Co.	165	5,470
XL Group PLC	81	2,981
Zions Bancorporation	63	1,701

		1,040,540

HEALTH CARE (8.2%)
Abbott Laboratories	476	22,053
AbbVie, Inc.	506	29,621
Actavis PLC*	122	36,286
Aetna, Inc.	110	11,718
Agilent Technologies, Inc.	106	4,404
Alexion Pharmaceuticals, Inc.*	64	11,091
AmerisourceBergen Corp.	65	7,389
Amgen, Inc.	238	38,044
Anthem, Inc.	84	12,970
Bard (C.R.), Inc.	23	3,849
Baxter International, Inc.	171	11,714
Becton, Dickinson & Co.	66	9,473
BIOGEN, Inc.*	71	29,979
Boston Scientific Corp.*	415	7,366
Bristol-Myers Squibb Co.	523	33,734
Cardinal Health, Inc.	103	9,298
Celgene Corp.*	252	29,051
Cerner Corp.*	96	7,033
CIGNA Corp.	82	10,614
DaVita HealthCare Partners, Inc.*	54	4,389
DENTSPLY International, Inc.	44	2,239
Edwards Lifesciences Corp.*	34	4,844
Endo International PLC*	56	5,023
Express Scripts Hldg. Co.*	228	19,784
Gilead Sciences, Inc.*	468	45,925
HCA Hldgs., Inc.*	93	6,996
Hospira, Inc.*	53	4,656
Humana, Inc.	48	8,545
Intuitive Surgical, Inc.*	11	5,555
Johnson & Johnson	875	88,025
Laboratory Corp. of America Hldgs.*	31	3,909
Lilly (Eli) & Co.	306	22,231
Mallinckrodt PLC*	36	4,559
McKesson Corp.	73	16,513
Medtronic PLC	449	35,018
Merck & Co., Inc.	902	51,847
Mylan N.V.*	118	7,003

Patterson Cos., Inc.	27	1,317
PerkinElmer, Inc.	36	1,841
Perrigo Co. PLC	44	7,284
Pfizer, Inc.	1,943	67,597

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Quest Diagnostics, Inc.	45	3,458
Regeneron Pharmaceuticals, Inc.*	23	10,384
Schein (Henry), Inc.*	27	3,770
St. Jude Medical, Inc.	89	5,821
Stryker Corp.	94	8,672
Tenet Healthcare Corp.*	31	1,535
Thermo Fisher Scientific, Inc.	125	16,793
UnitedHealth Group, Inc.	303	35,842
Universal Health Svcs., Inc. Cl B	28	3,296
Varian Medical Systems, Inc.*	32	3,011
Vertex Pharmaceuticals, Inc.*	78	9,202
Waters Corp.*	26	3,232
Zimmer Hldgs., Inc.	53	6,229
Zoetis, Inc.	157	7,268

		859,300

INDUSTRIALS (5.7%)
3M Co.	201	33,155
Allegion PLC	30	1,835
American Airlines Group, Inc.	226	11,928
AMETEK, Inc.	76	3,993
Boeing Co.	206	30,916
Caterpillar, Inc.	191	15,286
Cintas Corp.	30	2,449
CSX Corp.	308	10,201
Cummins, Inc.	53	7,348
Danaher Corp.	193	16,386
Deere & Co.	107	9,383
Delta Air Lines, Inc.	260	11,690
Dover Corp.	51	3,525
Dun & Bradstreet Corp.	11	1,412
Eaton Corp. PLC	148	10,055
Emerson Electric Co.	216	12,230
Equifax, Inc.	37	3,441
Expeditors Int’l. of Wash.	60	2,891
Fastenal Co.	85	3,522
FedEx Corp.	83	13,732
Flowserve Corp.	42	2,373
Fluor Corp.	46	2,629
General Dynamics Corp.	99	13,437
General Electric Co.	3,167	78,573
Grainger (W.W.), Inc.	19	4,480
Honeywell International, Inc.	243	25,347
Illinois Tool Works, Inc.	111	10,783
Ingersoll-Rand PLC	82	5,583
Jacobs Engineering Group, Inc.*	41	1,852
Joy Global, Inc.	31	1,215
Kansas City Southern	34	3,471
L-3 Communications Hldgs., Inc.	26	3,271
Lockheed Martin Corp.	84	17,049
Masco Corp.	110	2,937
Nielsen Holdings	99	4,412
Norfolk Southern Corp.	96	9,880
Northrop Grumman Corp.	63	10,140
PACCAR, Inc.	111	7,009
Pall Corp.	33	3,313
Parker Hannifin Corp.	45	5,345
Pentair PLC	58	3,648

Pitney Bowes, Inc.	62	1,446
Precision Castparts Corp.	44	9,240
Quanta Services, Inc.*	67	1,912
Raytheon Co.	96	10,488

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Republic Services, Inc.	80	3,245
Robert Half Int’l., Inc.	43	2,602
Robinson (C.H.) Worldwide, Inc.	46	3,368
Rockwell Automation, Inc.	42	4,872
Rockwell Collins, Inc.	42	4,055
Roper Industries, Inc.	31	5,332
Ryder System, Inc.	16	1,518
Snap-on, Inc.	18	2,647
Southwest Airlines Co.	213	9,436
Stanley Black & Decker, Inc.	49	4,673
Stericycle, Inc.*	26	3,651
Textron, Inc.	87	3,857
The ADT Corp.	53	2,201
Tyco International PLC	132	5,684
Union Pacific Corp.	277	30,002
United Parcel Service, Inc. Cl B	218	21,133
United Rentals, Inc.*	31	2,826
United Technologies Corp.	260	30,472
Waste Management, Inc.	134	7,267
Xylem, Inc.	56	1,961

		596,013

INFORMATION TECHNOLOGY (10.9%)
Accenture Ltd. Cl A	196	18,363
Adobe Systems, Inc.*	149	11,017
Akamai Technologies, Inc.*	55	3,908
Alliance Data Systems Corp.*	20	5,925
Altera Corp.	96	4,119
Amphenol Corp. Cl A	97	5,716
Analog Devices, Inc.	98	6,174
Apple, Inc.	1,834	228,200
Applied Materials, Inc.	385	8,686
Autodesk, Inc.*	71	4,163
Automatic Data Processing, Inc.	150	12,846
Avago Technologies Ltd.	80	10,158
Broadcom Corp. Cl A	168	7,274
CA, Inc.	100	3,261
Cisco Systems, Inc.	1,603	44,123
Citrix Systems, Inc.*	50	3,194
Cognizant Technology Solutions*	193	12,041
Computer Sciences Corp.	45	2,938
Corning, Inc.	398	9,027
eBay, Inc.*	347	20,015
Electronic Arts, Inc.*	96	5,646
EMC Corp.	624	15,949
Equinix, Inc.	17	3,958
F5 Networks, Inc.*	23	2,644
Facebook, Inc. Cl A*	654	53,769
Fidelity Nat’l. Information Svcs., Inc.	89	6,057
First Solar, Inc.*	24	1,435
Fiserv, Inc.*	76	6,034
FLIR Systems, Inc.	44	1,376
Google, Inc. Cl A*	90	49,923
Google, Inc. Cl C*	90	49,320
Harris Corp.	32	2,520
Hewlett-Packard Co.	566	17,637
Int’l. Business Machines Corp.	287	46,064
Intel Corp.	1,462	45,717

Intuit, Inc.	87	8,436
Juniper Networks, Inc.	112	2,529
KLA-Tencor Corp.	52	3,031
Lam Research Corp.	50	3,512

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Linear Technology Corp.	75	3,510
MasterCard, Inc. Cl A	306	26,435
Microchip Technology, Inc.	63	3,081
Micron Technology, Inc.*	333	9,034
Microsoft Corp.	2,557	103,952
Motorola Solutions, Inc.	60	4,000
NetApp, Inc.	98	3,475
NVIDIA Corp.	162	3,390
Oracle Corp.	1,005	43,366
Paychex, Inc.	103	5,110
QUALCOMM, Inc.	520	36,057
Red Hat, Inc.*	58	4,394
Salesforce.com, inc.*	191	12,761
SanDisk Corp.	66	4,199
Seagate Technology PLC	102	5,307
Skyworks Solutions, Inc.	60	5,897
Symantec Corp.	213	4,977
TE Connectivity Ltd.	127	9,096
Teradata Corp.*	46	2,030
Texas Instruments, Inc.	327	18,700
Total System Services, Inc.	52	1,984
VeriSign, Inc.*	33	2,210
Visa, Inc. Cl A	610	39,900
Western Digital Corp.	68	6,189
Western Union Co.	163	3,392
Xerox Corp.	330	4,241
Xilinx, Inc.	83	3,511
Yahoo!, Inc.*	274	12,175

		1,129,078

MATERIALS (1.7%)
Air Products & Chemicals, Inc.	60	9,077
Airgas, Inc.	21	2,228
Alcoa, Inc.	386	4,987
Allegheny Technologies, Inc.	33	990
Avery Dennison Corp.	28	1,481
Ball Corp.	42	2,967
CF Industries Hldgs., Inc.	15	4,255
Dow Chemical Co.	341	16,361
Du Pont (E.I.) de Nemours & Co.	286	20,440
Eastman Chemical Co.	46	3,186
Ecolab, Inc.	84	9,608
FMC Corp.	42	2,405
Freeport-McMoRan Copper & Gold, Inc.	317	6,007
Int’l. Flavors & Fragrances, Inc.	25	2,935
International Paper Co.	133	7,380
LyondellBasell Inds. N.V. Cl A	124	10,887
Martin Marietta Materials, Inc.	19	2,656
MeadWestvaco Corp.	53	2,643
Monsanto Co.	151	16,994
Newmont Mining Corp.	156	3,387
Nucor Corp.	100	4,753
Owens-Illinois, Inc.*	52	1,213
PPG Industries, Inc.	43	9,698
Praxair, Inc.	92	11,108
Sealed Air Corp.	66	3,007
Sherwin-Williams Co.	26	7,397

Sigma-Aldrich Corp.	37	5,115
The Mosaic Co.	98	4,514
Vulcan Materials Co.	41	3,456

		181,135

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

TELECOMMUNICATION SERVICES (1.3%)
AT&T, Inc.	1,630	53,220
CenturyLink, Inc.	178	6,150
Frontier Communications Corp.	314	2,214
Level 3 Communications, Inc.*	89	4,792
Verizon Communications, Inc.	1,303	63,365
Windstream Hldgs., Inc.	191	1,413

		131,154

UTILITIES (1.7%)
AES Corp.	205	2,634
AGL Resources, Inc.	37	1,837
Ameren Corp.	76	3,207
American Electric Power Co., Inc.	154	8,663
CenterPoint Energy, Inc.	133	2,715
CMS Energy Corp.	86	3,002
Consolidated Edison, Inc.	92	5,612
Dominion Resources, Inc.	185	13,111
DTE Energy Co.	55	4,438
Duke Energy Corp.	223	17,122
Edison International	104	6,497
Entergy Corp.	56	4,339
Eversource Energy	100	5,052
Exelon Corp.	272	9,142
FirstEnergy Corp.	132	4,628
Integrys Energy Group, Inc.	25	1,801
NextEra Energy, Inc.	140	14,567
NiSource, Inc.	99	4,372
NRG Energy, Inc.	107	2,695
Pepco Hldgs., Inc.	80	2,146
PG&E Corp.	150	7,961
Pinnacle West Capital Corp.	35	2,231
PPL Corp.	209	7,035
Public Svc. Enterprise Group, Inc.	160	6,707
SCANA Corp.	45	2,475
Sempra Energy	73	7,958
Southern Co.	286	12,664
TECO Energy, Inc.	75	1,455
Wisconsin Energy Corp.	71	3,515
Xcel Energy, Inc.	159	5,535

		175,116

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,284,507) 56.1%		5,845,883

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	A-1+	0.08	09/03/15	150,000	149,951

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $149,951) 1.4%					149,951

TOTAL INDEXED ASSETS (Cost: $4,434,458) 57.5%					5,995,834

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.7%)
Amazon.com, Inc.*	75	27,908
American Axle & Mfg. Hldgs., Inc.*	238	6,148
AutoZone, Inc.*	20	13,643
Bassett Furniture Industries, Inc.	923	26,324
Carmike Cinemas, Inc.*	508	17,069
Cooper Tire & Rubber Co.	243	10,410
CST Brands, Inc.	461	20,205
Diamond Resorts Int’l., Inc.*	1,421	47,504
Discovery Communications, Inc. Cl A*	117	3,599
Discovery Communications, Inc. Cl C*	117	3,449
Disney (Walt) Co.	346	36,292
Dollar Tree, Inc.*	85	6,897
Drew Industries, Inc.	126	7,754
Eros International PLC*	342	5,975
Five Below, Inc.*	258	9,177
Ford Motor Co.	518	8,361
FTD Companies, Inc.*	141	4,222
General Motors Co.	246	9,225
Haverty Furniture Cos., Inc.	415	10,325
Home Depot, Inc.	233	26,471
Houghton Mifflin Harcourt Co.*	1,162	27,284
HSN, Inc.	97	6,618
Intrawest Resorts Hldgs., Inc.*	937	8,171
Johnson Controls, Inc.	128	6,456
Macy’s, Inc.	238	15,449
McDonald’s Corp.	197	19,196
Panera Bread Co. Cl A*	30	4,800
Popeyes Louisiana Kitchen, Inc.*	149	8,913
Priceline Group Inc.*	7	8,149
Red Robin Gourmet Burgers, Inc.*	226	19,662
Ruby Tuesday, Inc.*	1,002	6,022
Select Comfort Corp.*	653	22,509
Sotheby’s	96	4,057
Starbucks Corp.	257	24,338
Steve Madden Ltd.*	254	9,652
Target Corp.	238	19,533
The Men’s Wearhouse, Inc.	318	16,600
Time Warner Cable, Inc.	130	19,484
Time Warner, Inc.	219	18,492
Viacom, Inc. Cl B	157	10,723
Vista Outdoor, Inc.*	147	6,295
Wolverine World Wide, Inc.	221	7,392

		590,753

CONSUMER STAPLES (2.4%)
Boston Beer Co., Inc. Cl A*	18	4,813
Coca-Cola Co.	328	13,300
Colgate-Palmolive Co.	183	12,689
Constellation Brands, Inc. Cl A*	194	22,545
Crimson Wine Group Ltd.*	1,308	11,903
Estee Lauder Cos., Inc. Cl A	174	14,470
Farmer Brothers Co.*	373	9,232
Mead Johnson Nutrition Co.	74	7,439
Mondelez International, Inc. Cl A	271	9,780
PepsiCo, Inc.	216	20,654
Philip Morris Int’l., Inc.	142	10,697
Proctor & Gamble Co.	368	30,154
Spectrum Brands Hldgs., Inc.*	78	6,986
Sysco Corp.	262	9,885
TreeHouse Foods, Inc.*	98	8,332
Tyson Foods, Inc. Cl A	221	8,464
Vector Group Ltd.	337	7,405
Village Super Market, Inc. Cl A	201	6,319
Wal-Mart Stores, Inc.	303	24,922
WD-40 Co.	60	5,312

		245,301

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

ENERGY (2.2%)
Anadarko Petroleum Corp.	166	13,746
Apache Corp.	115	6,938
Bonanza Creek Energy, Inc.*	248	6,116
Carrizo Oil and Gas, Inc.*	158	7,845
Chevron Corp.	152	15,957
Denbury Resources, Inc.	364	2,654
EOG Resources, Inc.	164	15,037
Exxon Mobil Corp.	618	52,530
Gulf Coast Ultra Deep Royalty Trust*	1,901	1,354
Halliburton Co.	381	16,718
Helix Energy Solutions Group*	258	3,860
Hess Corp.	110	7,466
Matrix Service Co.*	113	1,984
National Oilwell Varco, Inc.	172	8,598
Noble Energy, Inc.	294	14,377
Occidental Petroleum Corp.	180	13,140
PBF Energy, Inc.	576	19,538
Range Resources Corp.	96	4,996
Synergy Resources Corp.*	397	4,704
Targa Resources Corp.	71	6,801
Western Refining, Inc.	60	2,963

		227,322

FINANCIALS (7.5%)
Agree Realty Corp.	72	2,374
Alexander’s, Inc.	9	4,109
American Int’l. Group, Inc.	345	18,903
Aon PLC	112	10,765
Ashford Hospitality Prime, Inc.	201	3,371
Ashford Hospitality Trust, Inc.	347	3,338
Aspen Insurance Hldgs. Ltd.	189	8,926
BancFirst Corp.	137	8,354
Bank of America Corp.	1,275	19,622
Bank of Marin Bancorp	113	5,752
Banner Corp.	228	10,465
Berkshire Hathaway, Inc. Cl B*	145	20,926
Brookline Bancorp, Inc.	849	8,532
Bryn Mawr Bank Corp.	244	7,420
Capital One Financial Corp.	343	27,035
Charter Financial Corp.	421	4,842
Chatham Lodging Trust	342	10,058
Chesapeake Lodging Trust	540	18,269
Citigroup, Inc.	336	17,311
Columbia Banking System, Inc.	96	2,781
Comerica, Inc.	241	10,876
Customers Bancorp, Inc.*	312	7,600
Dime Community Bancshares	411	6,617
Eagle Bancorp, Inc.*	147	5,645
EastGroup Properties, Inc.	60	3,608
Ellington Financial LLC	754	15,012
Enterprise Financial Svcs. Corp.	263	5,434
Equity Lifestyle Properties, Inc.	150	8,243
FBR & Co.*	123	2,843
FelCor Lodging Trust, Inc.	1,361	15,638
First Connecticut Bancorp, Inc.	111	1,706
First Interstate BancSytem, Inc.	282	7,845

Flushing Financial Corp.	250	5,018
Forest City Enterprises, Inc. Cl A*	616	15,720
Franklin Resources, Inc.	133	6,826

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Glacier Bancorp, Inc.	379	9,532
Goldman Sachs Group, Inc.	118	22,180
Hanmi Financial Corp.	181	3,828
Heritage Financial Corp.	335	5,695
Highwoods Properties, Inc.	271	12,406
Host Hotels & Resorts, Inc.	478	9,646
Investors Bancorp, Inc.	1,790	20,978
iShares Micro-Cap ETF	78	6,168
iShares Russell 2000 Value ETF	39	4,025
Janus Capital Group, Inc.	371	6,377
JPMorgan Chase & Co.	759	45,980
Marlin Business Svcs. Corp.	391	7,832
MB Financial, Inc.	150	4,697
Meadowbrook Insurance Group, Inc.	1,202	10,217
MetLife, Inc.	346	17,490
Northfield Bancorp, Inc.	633	9,381
Parkway Properties, Inc.	316	5,483
Pennsylvania REIT	379	8,804
PNC Financial Svcs. Grp., Inc.	150	13,986
Primerica, Inc.	143	7,279
PrivateBancorp, Inc.	332	11,676
ProAssurance Corp.	60	2,755
Prosperity Bancshares, Inc.	124	6,508
QTS Realty Trust, Inc.	190	6,918
Sabra Health Care REIT, Inc.	378	12,531
Select Income REIT	327	8,172
Selective Insurance Group, Inc.	216	6,275
Silvercrest Asset Mgmt. Group, Inc. Cl A		5,116
Simon Property Group, Inc.	124	24,259
Sovran Self Storage, Inc.	47	4,415
Starwood Property Trust, Inc.	231	5,613
Stifel Financial Corp.*	153	8,530
Stock Yards Bancorp, Inc.	324	11,155
SVB Financial Group*	144	18,294
Symetra Financial Corp.	671	15,742
Terreno Realty Corp.	257	5,860
The GEO Group, Inc.	188	8,223
UMB Financial Corp.	91	4,813
Urstadt Biddle Pptys., Inc. Cl A	209	4,820
Wells Fargo & Co.	739	40,202
Zions Bancorporation	330	8,910

		784,555

HEALTH CARE (6.4%)
Abbott Laboratories	356	16,493
Abiomed, Inc.*	248	17,752
ACADIA Pharmaceuticals, Inc.*	183	5,964
Acceleron Pharma, Inc.*	100	3,806
Acorda Therapeutics, Inc.*	155	5,158
Actavis PLC*	70	20,946
Agios Pharmaceuticals, Inc.*	25	2,358
Albany Molecular Research, Inc.*	465	8,184
Alnylam Pharmaceuticals, Inc.*	70	7,309
Anacor Pharmaceuticals, Inc.*	50	2,893
Ani Pharmaceuticals, Inc.*	61	3,815
Anika Therapeutics, Inc.*	178	7,328
BIOGEN, Inc.*	50	21,112
BioSpecifics Technologies Corp.*	132	5,168

bluebird bio, Inc.*	20	2,415
Cambrex Corp*	65	2,576
Celgene Corp.*	323	37,235
Cempra, Inc.*	35	1,201

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Cepheid, Inc.*	130	7,397
Cerner Corp.*	93	6,813
Computer Programs & Systems, Inc.	141	7,651
DexCom, Inc.*	230	14,338
Emergent Biosolutions, Inc.*	362	10,411
Ensign Group, Inc.	182	8,529
Entellus Medical, Inc.*	40	876
Esperion Therapeutics, Inc.*	45	4,167
Exact Sciences Corp.*	384	8,456
Express Scripts Hldg. Co.*	147	12,755
Gilead Sciences, Inc.*	285	27,967
GW Pharmaceuticals PLC ADR*	47	4,283
Harvard Bioscience, Inc.*	1,051	6,117
Humana, Inc.	51	9,079
Insulet Corp.*	183	6,103
Intersect ENT, Inc.*	120	3,100
Isis Pharmaceuticals, Inc.*	141	8,977
Karyopharm Therapeutics, Inc.*	89	2,724
Kindred Healthcare, Inc.	174	4,139
Kite Pharma, Inc.*	5	288
Lannett Co., Inc.*	133	9,005
McKesson Corp.	63	14,251
Medicines Co.*	178	4,988
Medidata Solutions, Inc.*	108	5,296
Medtronic PLC	267	20,823
Merck & Co., Inc.	533	30,637
Mylan N.V.*	518	30,743
Neogen Corp.*	108	5,047
Neurocrine Biosciences, Inc.*	116	4,606
NuVasive, Inc.*	55	2,529
Omeros Corp.*	336	7,402
Omnicell, Inc.*	234	8,213
OSI Pharmaceuticals, Inc. - rights*	131	1
Pacific Biosciences of CA, Inc.*	954	5,571
Pacira Pharmaceuticals, Inc.*	67	5,953
PAREXEL International Corp.*	147	10,142
Pfizer, Inc.	1,240	43,140
PTC Therapeutics, Inc.*	20	1,217
Puma Biotechnology, Inc.*	45	10,625
QLT, Inc.*	1,511	5,908
Receptos, Inc.*	54	8,904
Rigel Pharmaceuticals, Inc.*	412	1,471
Sarepta Therapeutics, Inc.*	136	1,806
Sorrento Therapeutics, Inc.*	311	3,595
St. Jude Medical, Inc.	100	6,540
STAAR Surgical Co.*	509	3,782
Stryker Corp.	130	11,993
Supernus Pharmaceuticals, Inc.*	1,641	19,840
Synageva BioPharma Corp.*	53	5,169
Team Health Hldgs., Inc.*	108	6,319
TearLab Corp.*	191	380
UnitedHealth Group, Inc.	150	17,744
Universal American Corp.*	400	4,272
Vertex Pharmaceuticals, Inc.*	63	7,432
WellCare Health Plans, Inc.*	81	7,408
Wright Medical Group, Inc.*	448	11,558

		670,193

INDUSTRIALS (5.2%)
Alaska Air Group, Inc.	242	16,016
Allegiant Travel Co.	60	11,537
Astronics Corp.*	258	19,015

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

AZZ, Inc.	501	23,341
Blount International, Inc.*	843	10,858
Boeing Co.	256	38,420
Corporate Executive Board Co.	116	9,264
Cummins, Inc.	130	18,023
Delta Air Lines, Inc.	292	13,128
Deluxe Corp.	160	11,085
Encore Wire Corp.	287	10,872
EnPro Industries, Inc.	299	19,719
Expeditors Int’l. of Wash.	239	11,515
FedEx Corp.	130	21,509
General Electric Co.	1,135	28,159
Healthcare Svcs. Group, Inc.	286	9,189
Miller (Herman), Inc.	164	4,553
Miller Industries, Inc.	657	16,097
Mueller Industries, Inc.	813	29,374
Mueller Water Product, Inc. Cl A	997	9,820
Old Dominion Freight Line, Inc.*	207	16,001
Orbital ATK, Inc.	220	16,859
Precision Castparts Corp.	102	21,420
Roper Industries, Inc.	258	44,376
Saia, Inc.*	248	10,986
Steelcase, Inc.	414	7,841
Sun Hydraulics Corp.	208	8,603
Teledyne Technologies, Inc.*	96	10,246
The Advisory Board Co.*	117	6,234
Trex Co., Inc.*	276	15,050
Tyco International PLC	228	9,818
Union Pacific Corp.	183	19,821
Uti Worldwide, Inc.*	1,372	16,876

		535,625

INFORMATION TECHNOLOGY (7.2%)
Aerohive Networks, Inc.*	197	879
Ambarella, Inc.*	56	4,240
Analog Devices, Inc.	145	9,135
Anixter International, Inc.*	131	9,973
Apple, Inc.	705	87,723
Arista Networks, Inc.*	46	3,244
ARRIS Group, Inc.*	99	2,861
Automatic Data Processing, Inc.	156	13,360
Blackhawk Network Hldgs., Inc.*	132	4,722
Broadcom Corp. Cl A	182	7,880
CalAmp Corp.*	875	14,167
Cavium, Inc.*	148	10,481
Cirrus Logic, Inc.*	130	4,324
Cisco Systems, Inc.	686	18,882
comScore, Inc.*	287	14,694
Cornerstone OnDemand, Inc.*	90	2,600
Electronics for Imaging, Inc.*	187	7,807
Envestnet, Inc.*	65	3,645
Euronet Worldwide, Inc.*	107	6,286
F5 Networks, Inc.*	45	5,172
Facebook, Inc. Cl A*	248	20,389
FEI Company	83	6,336
Google, Inc. Cl A*	35	19,415
Google, Inc. Cl C*	35	19,180
Guidewire Software, Inc.*	77	4,051

iGATE Corp.*	362	15,443
Imation Corp.*	672	2,708
Imperva, Inc.*	273	11,657
Intel Corp.	353	11,038

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

j2 Global, Inc.	83	5,451
KLA-Tencor Corp.	77	4,488
LogMeIn, Inc.*	390	21,836
Manhattan Associates, Inc.*	178	9,009
MasterCard, Inc. Cl A	192	16,587
MAXIMUS, Inc.	140	9,346
MaxLinear, Inc. Cl A*	817	6,642
Micron Technology, Inc.*	254	6,891
Microsemi Corp.*	95	3,363
Microsoft Corp.	790	32,117
MKS Instruments, Inc.	171	5,782
Monolithic Power Systems, Inc.	185	9,740
Nanometrics, Inc.*	177	2,977
NeuStar, Inc. Cl A*	115	2,831
Nova Measuring Instruments Ltd.*	339	3,905
Oracle Corp.	491	21,187
Plexus Corp.*	94	3,832
Proofpoint, Inc.*	392	23,214
PTC, Inc.*	174	6,294
Qlik Technologies, Inc.*	346	10,771
QLogic Corp.*	362	5,336
QUALCOMM, Inc.	281	19,485
Richardson Electronics Ltd.	1,452	13,039
Rogers Corp.*	178	14,634
Ruckus Wireless, Inc.*	690	8,880
Salesforce.com, inc.*	438	29,263
Semtech Corp.*	324	8,633
Synaptics, Inc.*	102	8,293
Synchronoss Technologies, Inc.*	125	5,933
SYNNEX Corp.	132	10,197
Teradata Corp.*	144	6,356
Texas Instruments, Inc.	170	9,721
Tyler Technologies, Inc.*	35	4,219
Ultimate Software Group, Inc.*	44	7,478
Verint Systems, Inc.*	121	7,494
Western Digital Corp.	206	18,748
WEX, Inc.*	52	5,583
Yahoo!, Inc.*	270	11,997

		743,844

MATERIALS (1.5%)
A. Schulman, Inc.	230	11,086
Ball Corp.	205	14,481
Boise Cascade Co.*	188	7,042
CF Industries Hldgs., Inc.	37	10,496
Dow Chemical Co.	277	13,290
Eastman Chemical Co.	219	15,168
FMC Corp.	66	3,779
Freeport-McMoRan Copper & Gold, Inc.	282	5,344
Graphic Packaging Hldg. Co.	240	3,490
Horsehead Hldg. Corp.*	386	4,887
Kaiser Aluminum Corp.	255	19,607
Kraton Performance Polymers, Inc.*	330	6,669
PolyOne Corp.	160	5,976
Resolute Forest Products, Inc.*	490	8,453
Schnitzer Steel Industries, Inc. Cl A	216	3,426
Silgan Hldgs., Inc.	212	12,324
TimkenSteel Corp.	84	2,223

U.S. Concrete, Inc.*	356	12,061

		159,802

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	660	21,549

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Consolidated Comms. Hldgs., Inc.	448	9,139
IDT Corp. Cl B	171	3,035
ORBCOMM, Inc.*	1,044	6,232
Qorvo Inc.*	170	13,549
Shenandoah Telecommunications Co.	173	5,391
Verizon Communications, Inc.	283	13,762

		72,657

UTILITIES (1.2%)
Ameren Corp.	75	3,165
Avista Corp.	267	9,126
Black Hills Corp.	106	5,347
Dominion Resources, Inc.	236	16,725
Edison International	137	8,558
Idacorp, Inc.	175	11,002
Northwest Natural Gas Co.	113	5,418
NorthWestern Corp.	254	13,663
PNM Resources, Inc.	309	9,023
Portland General Electric Co.	195	7,233
PPL Corp.	151	5,083
Public Svc. Enterprise Group, Inc.	267	11,193
Sempra Energy	126	13,737

		119,273

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $3,074,149) 40.0%		4,149,325

TOTAL ACTIVE ASSETS (Cost: $3,074,149) 40.0%		4,149,325

TEMPORARY CASH INVESTMENTS (2) (Cost: $144,200) 1.4%		144,200

TOTAL INVESTMENTS (Cost: $7,652,807) 98.9%		10,289,359

OTHER NET ASSETS 1.1%		118,864

NET ASSETS 100.0%		$10,408,223

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.8%)
Amazon.com, Inc.*	659	245,214
AutoNation, Inc.*	133	8,556
AutoZone, Inc.*	56	38,201
Bed Bath & Beyond, Inc.*	324	24,875
Best Buy Co., Inc.	522	19,726
BorgWarner, Inc.	394	23,829
Cablevision Systems Corp. Cl A	386	7,064
CarMax, Inc.*	367	25,327
Carnival Corp.	785	37,554
CBS Corp. Cl B	794	48,140
Chipotle Mexican Grill, Inc.*	54	35,129
Coach, Inc.	482	19,969
Comcast Corp. Cl A	4,411	249,089
D.R. Horton, Inc.	579	16,490
Darden Restaurants, Inc.	212	14,700
Delphi Automotive PLC	504	40,189
DIRECTV*	874	74,377
Discovery Communications, Inc. Cl A*	263	8,090
Discovery Communications, Inc. Cl C*	471	13,883
Disney (Walt) Co.	2,711	284,357
Dollar General Corp.	524	39,499
Dollar Tree, Inc.*	360	29,212
Expedia, Inc.	173	16,284
Family Dollar Stores, Inc.	167	13,233
Ford Motor Co.	6,890	111,205
Fossil Group, Inc.*	79	6,514
GameStop Corp. Cl A	191	7,250
Gannett Co., Inc.	398	14,758
Gap, Inc.	459	19,888
Garmin Ltd.	213	10,122
General Motors Co.	2,369	88,838
Genuine Parts Co.	266	24,789
Goodyear Tire & Rubber Co.	470	12,728
H&R Block, Inc.	477	15,297
Hanesbrands, Inc.	697	23,356
Harley-Davidson, Inc.	368	22,352
Harman Int’l. Industries, Inc.	121	16,169
Hasbro, Inc.	197	12,458
Home Depot, Inc.	2,270	257,895
Interpublic Group of Cos., Inc.	718	15,882
Johnson Controls, Inc.	1,139	57,451
Kohl’s Corp.	353	27,622
L Brands, Inc.	431	40,639
Leggett & Platt, Inc.	246	11,338
Lennar Corp. Cl A	306	15,854
Lowe’s Cos., Inc.	1,692	125,868
Macy’s, Inc.	593	38,492
Marriott International, Inc. Cl A	367	29,477
Mattel, Inc.	596	13,619
McDonald’s Corp.	1,660	161,750
Michael Kors Hldgs. Ltd.*	355	23,341
Mohawk Industries, Inc.*	107	19,875
Netflix, Inc.*	104	43,336
Newell Rubbermaid, Inc.	472	18,441
News Corp. Cl A*	863	13,817
NIKE, Inc. Cl B	1,173	117,687
Nordstrom, Inc.	245	19,678

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

O’Reilly Automotive, Inc.*	177	38,274
Omnicom Group, Inc.	429	33,453
Priceline Group Inc.*	91	105,938
Pulte Homes, Inc.	564	12,538
PVH Corp.	143	15,238
Ralph Lauren Corp.	105	13,808
Ross Stores, Inc.	362	38,140
Royal Caribean Cruises Ltd.*	288	23,573
Scripps Networks Interactive, Inc. Cl A	170	11,655
Staples, Inc.	1,124	18,304
Starbucks Corp.	1,308	123,868
Starwood Hotels & Resorts	303	25,301
Target Corp.	1,104	90,605
Tiffany & Co.	205	18,042
Time Warner Cable, Inc.	487	72,992
Time Warner, Inc.	1,443	121,847
TJX Cos., Inc.	1,185	83,009
Tractor Supply Co.	237	20,159
TripAdvisor, Inc.*	194	16,135
Twenty-First Century Fox, Inc. Cl A	3,147	106,494
Under Armour, Inc. Cl A*	290	23,418
Urban Outfitters, Inc.*	174	7,943
V.F. Corp.	593	44,659
Viacom, Inc. Cl B	636	43,439
Whirlpool Corp.	135	27,278
Wyndham Worldwide Corp.	212	19,180
Wynn Resorts Ltd.	140	17,623
Yum! Brands, Inc.	749	58,961

		4,002,647

CONSUMER STAPLES (9.1%)
Altria Group, Inc.	3,440	172,069
Archer-Daniels-Midland Co.	1,097	51,998
Brown-Forman Corp. Cl B	271	24,485
Campbell Soup Co.	311	14,477
Clorox Co.	228	25,169
Coca-Cola Co.	6,824	276,713
Coca-Cola Enterprises, Inc.	375	16,575
Colgate-Palmolive Co.	1,481	102,693
ConAgra Foods, Inc.	736	26,886
Constellation Brands, Inc. Cl A*	293	34,050
Costco Wholesale Corp.	764	115,742
CVS Health Corp.	1,949	201,156
Dr. Pepper Snapple Group, Inc.	335	26,291
Estee Lauder Cos., Inc. Cl A	388	32,266
General Mills, Inc.	1,041	58,921
Hershey Co.	255	25,732
Hormel Foods Corp.	235	13,360
J.M. Smucker Co.	177	20,484
Kellogg Co.	437	28,820
Keurig Green Mountain, Inc.	212	23,687
Kimberly-Clark Corp.	634	67,908
Kraft Foods Group, Inc.	1,019	88,770
Kroger Co.	856	65,621
Lorillard, Inc.	627	40,974
McCormick & Co., Inc.	223	17,196
Mead Johnson Nutrition Co.	351	35,286
Molson Coors Brewing Co. Cl B	276	20,548

Mondelez International, Inc. Cl A	2,854	103,001
Monster Beverage Corp.*	254	35,152
PepsiCo, Inc.	2,572	245,935
Philip Morris Int’l., Inc.	2,704	203,692
Proctor & Gamble Co.	4,697	384,872

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Reynolds American, Inc.	538	37,074
Sysco Corp.	1,026	38,711
Tyson Foods, Inc. Cl A	507	19,418
Wal-Mart Stores, Inc.	2,730	224,543
Walgreens Boots Alliance, Inc.	1,507	127,613
Whole Foods Market, Inc.	637	33,175

		3,081,063

ENERGY (7.5%)
Anadarko Petroleum Corp.	858	71,051
Apache Corp.	650	39,215
Baker Hughes, Inc.	748	47,558
Cabot Oil & Gas Corp.	712	21,025
California Resources Corp.	0	3
Cameron International Corp.*	333	15,025
Chesapeake Energy Corp.	898	12,716
Chevron Corp.	3,236	339,715
Cimarex Energy Co.	151	17,379
ConocoPhillips	2,124	132,240
CONSOL Energy, Inc.	404	11,268
Devon Energy Corp.	666	40,166
Diamond Offshore Drilling, Inc.	117	3,134
Ensco PLC Cl A	397	8,365
EOG Resources, Inc.	947	86,830
EQT Corp.	261	21,629
Exxon Mobil Corp.	7,279	618,715
FMC Technologies, Inc.*	395	14,619
Halliburton Co.	1,460	64,065
Helmerich & Payne, Inc.	183	12,457
Hess Corp.	418	28,370
Kinder Morgan, Inc.	2,960	124,498
Marathon Oil Corp.	1,161	30,314
Marathon Petroleum Corp.	470	48,123
Murphy Oil Corp.	285	13,281
National Oilwell Varco, Inc.	704	35,193
Newfield Exploration Co.*	265	9,299
Noble Corp. PLC	424	6,055
Noble Energy, Inc.	671	32,812
Occidental Petroleum Corp.	1,322	96,506
ONEOK, Inc.	354	17,077
Phillips 66	939	73,805
Pioneer Natural Resources Co.	256	41,859
QEP Resources, Inc.	279	5,817
Range Resources Corp.	287	14,935
Schlumberger Ltd.	2,193	182,984
Southwestern Energy Co.*	660	15,305
Spectra Energy Corp.	1,159	41,921
Tesoro Corp.	218	19,901
Transocean Ltd.	573	8,406
Valero Energy Corp.	883	56,176
Williams Cos., Inc.	1,170	59,190

		2,539,002

FINANCIALS (16.3%)
ACE Ltd.	573	63,884
Affiliated Managers Group, Inc.*	94	20,189
Aflac, Inc.	761	48,712
Allstate Corp.	726	51,669
American Express Co.	1,523	118,977
American Int’l. Group, Inc.	2,383	130,565
American Tower Corp.	727	68,447
Ameriprise Financial, Inc.	315	41,215
Aon PLC	490	47,099
Apartment Investment & Management Co. Cl A	273	10,745

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Assurant, Inc.	121	7,431
AvalonBay Communities, Inc.	230	40,078
Bank of America Corp.	18,247	280,815
Bank of New York Mellon Corp.	1,940	78,066
BB&T Corp.	1,247	48,621
Berkshire Hathaway, Inc. Cl B*	3,183	459,371
BlackRock, Inc.	220	80,485
Boston Properties, Inc.	267	37,508
Capital One Financial Corp.	961	75,746
CBRE Group, Inc.*	483	18,697
Charles Schwab Corp.	1,999	60,850
Chubb Corp.	405	40,946
Cincinnati Financial Corp.	257	13,693
Citigroup, Inc.	5,257	270,841
CME Group, Inc.	553	52,375
Comerica, Inc.	309	13,945
Crown Castle Int’l. Corp.	579	47,791
Discover Financial Svcs.	775	43,671
E*Trade Financial Corp.*	505	14,420
Equity Residential	631	49,130
Essex Property Trust, Inc.	113	25,979
Fifth Third Bancorp	1,416	26,692
Franklin Resources, Inc.	682	35,000
General Growth Pptys., Inc.	1,097	32,416
Genworth Financial, Inc.*	883	6,455
Goldman Sachs Group, Inc.	698	131,203
Hartford Financial Svcs. Group, Inc.	734	30,696
HCP, Inc.	804	34,741
Health Care REIT, Inc.	608	47,035
Host Hotels & Resorts, Inc.	1,316	26,557
Hudson City Bancorp, Inc.	839	8,793
Huntington Bancshares, Inc.	1,416	15,647
Intercontinental Exchange, Inc.	196	45,721
Invesco Ltd.	741	29,410
Iron Mountain, Inc.	328	11,965
iShares Core S&P 500 ETF	1,841	382,615
JPMorgan Chase & Co.	6,452	390,862
KeyCorp	1,487	21,056
Kimco Realty Corp.	714	19,171
Legg Mason, Inc.	174	9,605
Leucadia National Corp.	545	12,148
Lincoln National Corp.	446	25,627
Loews Corp.	520	21,232
M&T Bank Corp.	230	29,210
Marsh & McLennan Cos., Inc.	941	52,781
McGraw-Hill Financial, Inc.	474	49,012
MetLife, Inc.	1,930	97,562
Moody’s Corp.	310	32,178
Morgan Stanley	2,662	95,007
Nasdaq OMX Group, Inc.	204	10,392
Navient Corp.	696	14,150
Northern Trust Corp.	382	26,606
People’s United Financial, Inc.	528	8,026
Plum Creek Timber Co., Inc.	305	13,252
PNC Financial Svcs. Grp., Inc.	903	84,196
Principal Financial Grp., Inc.	471	24,195
Progressive Corp.	940	25,568
ProLogis, Inc.	896	39,030
Prudential Financial, Inc.	786	63,124
Public Storage	253	49,876
Regions Financial Corp.	2,331	22,028
Simon Property Group, Inc.	538	105,254

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

SL Green Realty Corp	173	22,210
State Street Corp.	710	52,206
SunTrust Banks, Inc.	911	37,433
T. Rowe Price Group, Inc.	454	36,765
The Macerich Co.	264	22,263
Torchmark Corp.	222	12,192
Travelers Cos., Inc.	562	60,769
U.S. Bancorp	3,085	134,722
Unum Group	439	14,807
Ventas, Inc.	578	42,206
Vornado Realty Trust	302	33,824
Wells Fargo & Co.	8,121	441,782
Weyerhaeuser Co.	915	30,332
XL Group PLC	450	16,560
Zions Bancorporation	346	9,342

		5,535,468

HEALTH CARE (14.1%)
Abbott Laboratories	2,641	122,358
AbbVie, Inc.	2,811	164,556
Actavis PLC*	680	202,504
Aetna, Inc.	614	65,409
Agilent Technologies, Inc.	590	24,515
Alexion Pharmaceuticals, Inc.*	355	61,522
AmerisourceBergen Corp.	362	41,149
Amgen, Inc.	1,326	211,961
Anthem, Inc.	465	71,801
Bard (C.R.), Inc.	130	21,756
Baxter International, Inc.	954	65,349
Becton, Dickinson & Co.	365	52,340
BIOGEN, Inc.*	389	164,251
Boston Scientific Corp.*	2,303	40,878
Bristol-Myers Squibb Co.	2,905	187,373
Cardinal Health, Inc.	575	51,905
Celgene Corp.*	1,402	161,623
Cerner Corp.*	536	39,267
CIGNA Corp.	451	58,377
DaVita HealthCare Partners, Inc.*	301	24,465
DENTSPLY International, Inc.	245	12,468
Edwards Lifesciences Corp.*	189	26,925
Endo International PLC*	310	27,807
Express Scripts Hldg. Co.*	1,260	109,330
Gilead Sciences, Inc.*	2,594	254,549
HCA Hldgs., Inc.*	515	38,743
Hospira, Inc.*	299	26,264
Humana, Inc.	262	46,641
Intuitive Surgical, Inc.*	64	32,322
Johnson & Johnson	4,855	488,413
Laboratory Corp. of America Hldgs.*	177	22,318
Lilly (Eli) & Co.	1,696	123,214
Mallinckrodt PLC*	204	25,837
McKesson Corp.	404	91,385
Medtronic PLC	2,494	194,536
Merck & Co., Inc.	5,006	287,745
Mylan N.V.*	659	39,112
Patterson Cos., Inc.	149	7,270
PerkinElmer, Inc.	200	10,228
Perrigo Co. PLC	245	40,560

Pfizer, Inc.	10,781	375,071
Quest Diagnostics, Inc.	251	19,289
Regeneron Pharmaceuticals, Inc.*	131	59,144
Schein (Henry), Inc.*	147	20,524
St. Jude Medical, Inc.	492	32,177

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Stryker Corp.	521	48,062
Tenet Healthcare Corp.*	174	8,615
Thermo Fisher Scientific, Inc.	693	93,098
UnitedHealth Group, Inc.	1,686	199,437
Universal Health Svcs., Inc. Cl B	158	18,598
Varian Medical Systems, Inc.*	175	16,466
Vertex Pharmaceuticals, Inc.*	434	51,199
Waters Corp.*	145	18,026
Zimmer Hldgs., Inc.	298	35,021
Zoetis, Inc.	871	40,319

		4,774,072

INDUSTRIALS (9.7%)
3M Co.	1,112	183,424
Allegion PLC	166	10,154
American Airlines Group, Inc.	1,255	66,239
AMETEK, Inc.	418	21,962
Boeing Co.	1,141	171,241
Caterpillar, Inc.	1,060	84,832
Cintas Corp.	169	13,795
CSX Corp.	1,708	56,569
Cummins, Inc.	294	40,760
Danaher Corp.	1,075	91,268
Deere & Co.	593	52,000
Delta Air Lines, Inc.	1,439	64,697
Dover Corp.	286	19,768
Dun & Bradstreet Corp.	62	7,958
Eaton Corp. PLC	821	55,779
Emerson Electric Co.	1,197	67,774
Equifax, Inc.	209	19,437
Expeditors Int’l. of Wash.	336	16,188
Fastenal Co.	474	19,640
FedEx Corp.	465	76,934
Flowserve Corp.	236	13,332
Fluor Corp.	255	14,576
General Dynamics Corp.	550	74,652
General Electric Co.	17,581	436,185
Grainger (W.W.), Inc.	105	24,760
Honeywell International, Inc.	1,345	140,297
Illinois Tool Works, Inc.	616	59,838
Ingersoll-Rand PLC	459	31,249
Jacobs Engineering Group, Inc.*	226	10,206
Joy Global, Inc.	171	6,700
Kansas City Southern	192	19,599
L-3 Communications Hldgs., Inc.	144	18,114
Lockheed Martin Corp.	467	94,782
Masco Corp.	607	16,207
Nielsen Holdings	547	24,380
Norfolk Southern Corp.	533	54,856
Northrop Grumman Corp.	346	55,692
PACCAR, Inc.	617	38,957
Pall Corp.	186	18,673
Parker Hannifin Corp.	249	29,576
Pentair PLC	322	20,251
Pitney Bowes, Inc.	340	7,929
Precision Castparts Corp.	248	52,080
Quanta Services, Inc.*	369	10,528
Raytheon Co.	528	57,684

Republic Services, Inc.	444	18,009
Robert Half Int’l., Inc.	238	14,404
Robinson (C.H.) Worldwide, Inc.	257	18,818
Rockwell Automation, Inc.	235	27,258
Rockwell Collins, Inc.	233	22,496

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Roper Industries, Inc.	175	30,100
Ryder System, Inc.	92	8,730
Snap-on, Inc.	101	14,853
Southwest Airlines Co.	1,180	52,274
Stanley Black & Decker, Inc.	273	26,033
Stericycle, Inc.*	149	20,924
Textron, Inc.	483	21,411
The ADT Corp.	292	12,124
Tyco International PLC	729	31,391
Union Pacific Corp.	1,537	166,472
United Parcel Service, Inc. Cl B	1,213	117,588
United Rentals, Inc.*	169	15,406
United Technologies Corp.	1,443	169,120
Waste Management, Inc.	748	40,564
Xylem, Inc.	315	11,031

		3,310,528

INFORMATION TECHNOLOGY (18.5%)
Accenture Ltd. Cl A	1,088	101,935
Adobe Systems, Inc.*	831	61,444
Akamai Technologies, Inc.*	310	22,024
Alliance Data Systems Corp.*	110	32,588
Altera Corp.	529	22,699
Amphenol Corp. Cl A	543	31,999
Analog Devices, Inc.	543	34,209
Apple, Inc.	10,174	1,265,946
Applied Materials, Inc.	2,138	48,233
Autodesk, Inc.*	398	23,339
Automatic Data Processing, Inc.	832	71,252
Avago Technologies Ltd.	444	56,379
Broadcom Corp. Cl A	933	40,394
CA, Inc.	553	18,033
Cisco Systems, Inc.	8,891	244,725
Citrix Systems, Inc.*	276	17,628
Cognizant Technology Solutions*	1,073	66,944
Computer Sciences Corp.	246	16,059
Corning, Inc.	2,204	49,987
eBay, Inc.*	1,926	111,092
Electronic Arts, Inc.*	536	31,525
EMC Corp.	3,458	88,386
Equinix, Inc.	98	22,819
F5 Networks, Inc.*	128	14,712
Facebook, Inc. Cl A*	3,629	298,358
Fidelity Nat’l. Information Svcs., Inc.	495	33,690
First Solar, Inc.*	134	8,012
Fiserv, Inc.*	420	33,348
FLIR Systems, Inc.	245	7,664
Google, Inc. Cl A*	497	275,686
Google, Inc. Cl C*	499	273,452
Harris Corp.	182	14,334
Hewlett-Packard Co.	3,138	97,780
Int’l. Business Machines Corp.	1,590	255,195
Intel Corp.	8,112	253,662
Intuit, Inc.	481	46,638
Juniper Networks, Inc.	622	14,045
KLA-Tencor Corp.	284	16,554
Lam Research Corp.	280	19,666
Linear Technology Corp.	419	19,609

MasterCard, Inc. Cl A	1,698	146,690
Microchip Technology, Inc.	352	17,213
Micron Technology, Inc.*	1,847	50,109
Microsoft Corp.	14,188	576,813
Motorola Solutions, Inc.	330	22,001

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

NetApp, Inc.	542	19,219
NVIDIA Corp.	899	18,812
Oracle Corp.	5,574	240,518
Paychex, Inc.	573	28,429
QUALCOMM, Inc.	2,883	199,907
Red Hat, Inc.*	321	24,316
Salesforce.com, inc.*	1,064	71,086
SanDisk Corp.	366	23,285
Seagate Technology PLC	568	29,553
Skyworks Solutions, Inc.	332	32,632
Symantec Corp.	1,179	27,547
TE Connectivity Ltd.	704	50,420
Teradata Corp.*	253	11,167
Texas Instruments, Inc.	1,813	103,676
Total System Services, Inc.	293	11,178
VeriSign, Inc.*	183	12,256
Visa, Inc. Cl A	3,384	221,347
Western Digital Corp.	378	34,402
Western Union Co.	908	18,895
Xerox Corp.	1,832	23,541
Xilinx, Inc.	456	19,289
Yahoo!, Inc.*	1,520	67,541

		6,263,886

MATERIALS (3.0%)
Air Products & Chemicals, Inc.	338	51,133
Airgas, Inc.	121	12,839
Alcoa, Inc.	2,143	27,688
Allegheny Technologies, Inc.	184	5,522
Avery Dennison Corp.	158	8,360
Ball Corp.	238	16,812
CF Industries Hldgs., Inc.	85	24,113
Dow Chemical Co.	1,892	90,778
Du Pont (E.I.) de Nemours & Co.	1,589	113,566
Eastman Chemical Co.	257	17,800
Ecolab, Inc.	470	53,759
FMC Corp.	236	13,511
Freeport-McMoRan Copper & Gold, Inc.	1,759	33,333
Int’l. Flavors & Fragrances, Inc.	140	16,436
International Paper Co.	736	40,841
LyondellBasell Inds. N.V. Cl A	686	60,231
Martin Marietta Materials, Inc.	106	14,819
MeadWestvaco Corp.	298	14,861
Monsanto Co.	838	94,309
Newmont Mining Corp.	866	18,801
Nucor Corp.	559	26,569
Owens-Illinois, Inc.*	290	6,763
PPG Industries, Inc.	236	53,227
Praxair, Inc.	507	61,215
Sealed Air Corp.	370	16,857
Sherwin-Williams Co.	140	39,830
Sigma-Aldrich Corp.	208	28,756
The Mosaic Co.	541	24,918
Vulcan Materials Co.	228	19,220

		1,006,867

TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc.	9,046	295,352
CenturyLink, Inc.	990	34,205
Frontier Communications Corp.	1,743	12,288
Level 3 Communications, Inc.*	499	26,866
Verizon Communications, Inc.	7,235	351,838
Windstream Hldgs., Inc.	1,062	7,859

		728,408

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

UTILITIES (2.9%)
AES Corp.	1,135	14,585
AGL Resources, Inc.	207	10,278
Ameren Corp.	422	17,808
American Electric Power Co., Inc.	853	47,981
CenterPoint Energy, Inc.	737	15,042
CMS Energy Corp.	479	16,722
Consolidated Edison, Inc.	509	31,049
Dominion Resources, Inc.	1,028	72,854
DTE Energy Co.	307	24,772
Duke Energy Corp.	1,237	94,977
Edison International	578	36,108
Entergy Corp.	314	24,332
Eversource Energy	554	27,988
Exelon Corp.	1,510	50,751
FirstEnergy Corp.	736	25,804
Integrys Energy Group, Inc.	140	10,083
NextEra Energy, Inc.	779	81,055
NiSource, Inc.	550	24,288
NRG Energy, Inc.	590	14,862
Pepco Hldgs., Inc.	445	11,939
PG&E Corp.	837	44,420
Pinnacle West Capital Corp.	193	12,304
PPL Corp.	1,157	38,945
Public Svc. Enterprise Group, Inc.	889	37,267
SCANA Corp.	251	13,802
Sempra Energy	405	44,153
Southern Co.	1,589	70,361
TECO Energy, Inc.	411	7,973
Wisconsin Energy Corp.	397	19,652
Xcel Energy, Inc.	882	30,702

		972,857

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $25,554,372) 95.1%		32,214,798

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill (1)	A-1+	0.09	07/23/15	500,000	499,859

COMMERCIAL PAPER (2.4%)
Abbott Laboratories†	A-1+	0.12	05/27/15	800,000	799,850

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,299,709) 3.9%					1,299,709

TEMPORARY CASH INVESTMENTS (2) (Cost: $323,100) 0.9%					323,100

TOTAL INVESTMENTS (Cost: $27,177,181) 99.9%					33,837,607

OTHER NET ASSETS 0.1%					21,895

NET ASSETS 100.0%					$33,859,502

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.1%)
Aaron’s, Inc.	872	24,686
Abercrombie & Fitch Co. Cl A	917	20,211
Advance Auto Parts, Inc.	974	145,798
AMC Networks, Inc. Cl A*	798	61,159
American Eagle Outfitters, Inc.	2,357	40,258
ANN, Inc.*	635	26,054
Apollo Education Group, Inc.*	1,270	24,028
Ascena Retail Group, Inc.*	1,747	25,349
Big Lots, Inc.	708	34,005
Brinker International, Inc.	831	51,156
Brunswick Corp.	1,253	64,467
Buffalo Wild Wings, Inc.*	259	46,941
Cabela’s, Inc.*	649	36,331
Carter’s, Inc.	693	64,082
Cheesecake Factory, Inc.	630	31,078
Chico’s FAS, Inc.	2,079	36,778
Cinemark Hldgs., Inc.	1,385	62,422
CST Brands, Inc.	1,023	44,838
Dana Hldg. Corp.	2,226	47,102
Deckers Outdoor Corp.*	458	33,374
Devry Education Group Inc.	744	24,820
Dick’s Sporting Goods, Inc.	1,305	74,372
Domino’s Pizza, Inc.	742	74,608
DreamWorks Animation SKG Cl A*	1,012	24,490
Foot Locker, Inc.	1,864	117,432
Gentex Corp.	3,928	71,882
Graham Hldgs. Co. Cl B	59	61,928
Guess?, Inc.	934	17,363
HSN, Inc.	421	28,725
International Game Technology*	3,367	58,619
International Speedway Corp. Cl A	348	11,348
Jarden Corp.*	2,404	127,172
Kate Spade & Co.*	1,672	55,828
KB Home	1,178	18,400
Life Time Fitness, Inc.*	471	33,422
Live Nation Entertainment, Inc.*	1,906	48,088
LKQ Corp.*	4,097	104,719
MDC Hldgs., Inc.	489	13,937
Meredith Corp.	471	26,268
Murphy USA, Inc.*	562	40,672
New York Times Co. Cl A	1,762	24,245
NVR, Inc.*	51	67,762
Office Depot, Inc.*	6,690	61,548
Panera Bread Co. Cl A*	343	54,878
Penney (J.C.) Co., Inc.*	4,017	33,783
Polaris Industries, Inc.	833	117,536
Rent-A-Center, Inc.	713	19,565
Service Corp. International	2,751	71,664
Signet Jewelers Ltd.	1,073	148,922
Sotheby’s	841	35,541
Tempur Sealy Int’l., Inc.*	801	46,250
The Wendy’s Co.	3,586	39,087
Thor Industries, Inc.	627	39,633
Time, Inc.	1,465	32,875
Toll Brothers, Inc.*	2,100	82,614
Tupperware Brands Corp.	656	45,277

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Vista Outdoor, Inc.*	865	37,039
Wiley (John) & Sons, Inc. Cl A	614	37,540
Williams-Sonoma, Inc.	1,141	90,949

		3,040,918

CONSUMER STAPLES (3.8%)
Avon Products, Inc.	5,796	46,310
Boston Beer Co., Inc. Cl A*	122	32,623
Church & Dwight Co., Inc.	1,759	150,254
Dean Foods Co.	1,234	20,398
Energizer Hldgs., Inc.	833	114,996
Flowers Foods, Inc.	2,428	55,213
Hain Celestial Group, Inc.*	1,351	86,532
Ingredion, Inc.	947	73,696
Lancaster Colony Corp.	262	24,935
Post Hldgs., Inc.*	691	32,366
SUPERVALU, Inc.*	2,766	32,169
Tootsie Roll Industries, Inc.	265	8,984
TreeHouse Foods, Inc.*	572	48,631
United Natural Foods, Inc.*	672	51,771
WhiteWave Foods Co. Cl A*	2,351	104,243

		883,121

ENERGY (4.1%)
Atwood Oceanics, Inc.	796	22,376
California Resources Corp.	4,021	30,600
Denbury Resources, Inc.	4,738	34,540
Dresser-Rand Group, Inc.*	1,031	82,841
Dril-Quip, Inc.*	516	35,289
Energen Corp.	968	63,888
Gulfport Energy Corp.*	1,145	52,567
Helix Energy Solutions Group*	1,284	19,209
HollyFrontier Corp.	2,644	106,474
Nabors Industries Ltd.	3,820	52,143
Oceaneering Int’l., Inc.	1,340	72,266
Oil States International, Inc.*	679	27,004
Patterson-UTI Energy, Inc.	1,928	36,198
Peabody Energy Corp.	3,790	18,647
Rosetta Resources, Inc.*	934	15,897
Rowan Companies PLC Cl A	1,662	29,434
SM Energy Co.	900	46,512
Superior Energy Services, Inc.	2,016	45,037
Tidewater, Inc.	633	12,116
Unit Corp.*	581	16,256
Western Refining, Inc.	940	46,427
World Fuel Services Corp.	938	53,916
WPX Energy, Inc.*	2,771	30,287

		949,924

FINANCIALS (23.4%)
Alexander & Baldwin, Inc.	596	25,735
Alexandria Real Estate Equities, Inc.	948	92,942
Alleghany Corp.*	213	103,731
American Campus Communities, Inc.	1,499	64,262
American Financial Group, Inc.	993	63,701
Aspen Insurance Hldgs. Ltd.	847	40,004
Associated Banc-Corp.	2,012	37,423
BancorpSouth, Inc.	1,141	26,494
Bank of Hawaii Corp.	579	35,441
Berkley (W.R.) Corp.	1,349	68,138
BioMed Realty Trust, Inc.	2,636	59,732
Brown & Brown, Inc.	1,549	51,287
Camden Property Trust	1,151	89,928
Cathay General Bancorp	955	27,170

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

CBOE Holdings, Inc.	1,116	64,064
City National Corp.	644	57,368
Commerce Bancshares, Inc.	1,087	46,002
Corporate Office Pptys. Trust	1,246	36,607
Corrections Corp. of America	1,540	62,000
Cullen/Frost Bankers, Inc.	734	50,705
Duke Realty Corp.	4,540	98,836
East West Bancorp, Inc.	1,940	78,492
Eaton Vance Corp.	1,563	65,083
Equity One, Inc.	1,065	28,425
Everest Re Group Ltd.	603	104,922
Extra Space Storage, Inc.	1,467	99,125
Federal Realty Investment Trust	915	134,697
Federated Investors, Inc. Cl B	1,264	42,837
First American Financial Corp.	1,441	51,415
First Horizon National Corp.	3,078	43,985
First Niagara Financial Group, Inc.	4,744	41,937
FirstMerit Corp.	2,176	41,475
Fulton Financial Corp.	2,303	28,419
Gallagher (Arthur J.) & Co.	2,240	104,720
Hancock Hldg. Co.	1,053	31,443
Hanover Insurance Group, Inc.	587	42,604
HCC Insurance Hldgs., Inc.	1,317	74,634
Highwoods Properties, Inc.	1,210	55,394
Home Properties, Inc.	753	52,175
Hospitality Properties Trust	1,989	65,617
International Bancshares Corp.	775	20,173
iShares Core S&P Mid-Cap ETF	1,622	246,517
Janus Capital Group, Inc.	1,898	32,627
Jones Lang LaSalle, Inc.	595	101,388
Kemper Corp.	673	26,220
Kilroy Realty Corp.	1,147	87,367
Lamar Advertising Co. Cl A	1,093	64,782
LaSalle Hotel Propertie	1,482	57,591
Liberty Property Trust	2,000	71,400
Mack-Cali Realty Corp.	1,128	21,748
Mercury General Corp.	503	29,048
Mid-America Apt. Communities, Inc.	987	76,265
MSCI, Inc. Cl A	1,498	91,842
National Retail Pptys., Inc.	1,749	71,657
New York Community Bancorp, Inc.	5,907	98,824
Old Republic Int’l. Corp.	3,246	48,495
Omega Healthcare Investors, Inc.	1,893	76,799
PacWest Bancorp	1,280	60,019
Potlatch Corp.	551	22,062
Primerica, Inc.	704	35,834
Prosperity Bancshares, Inc.	805	42,246
Raymond James Financial, Inc.	1,680	95,390
Rayonier, Inc.	1,708	46,048
Realty Income Corp.	2,982	153,871
Regency Centers Corp.	1,261	85,798
Reinsurance Grp. of America, Inc.	925	86,201
RenaissanceRe Hldgs. Ltd.	617	61,533
SEI Investments Co.	1,760	77,598
Senior Housing Pptys. Trust	3,140	69,677
Signature Bank*	676	87,596
SLM Corp.	5,762	53,471

StanCorp Financial Group, Inc.	554	38,004
Stifel Financial Corp.*	897	50,008
SVB Financial Group*	675	85,752
Synovus Financial Corp.	1,810	50,698

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Tanger Factory Outlet Centers, Inc.	1,289	45,334
Taubman Centers, Inc.	856	66,023
TCF Financial Corp.	2,205	34,663
Trustmark Corp.	905	21,973
UDR, Inc.	3,441	117,097
Umpqua Hldgs. Corp.	2,935	50,423
Urban Edge Pptys.	1,204	28,535
Valley National Bancorp	3,021	28,518
Waddell & Reed Financial, Inc. Cl A	1,106	54,791
Washington Federal, Inc.	1,305	28,456
Webster Financial Corp.	1,213	44,942
Weingarten Realty Investors	1,509	54,294
WP Glimcher, Inc.	2,497	41,525

		5,430,092

HEALTH CARE (8.9%)
Akorn, Inc.*	997	47,367
Align Technology, Inc.*	1,002	53,893
Allscripts Healthcare Solutions, Inc.*	2,235	26,731
Bio-Rad Laboratories, Inc. Cl A*	276	37,310
Bio-Techne Corp.	507	50,847
Centene Corporation*	1,606	113,528
Charles River Laboratories Int’l., Inc.*	632	50,111
Community Health Systems, Inc.*	1,578	82,498
Cooper Companies, Inc.	647	121,261
Halyard Health, Inc.*	632	31,094
Health Net, Inc.*	1,052	63,635
Hill-Rom Hldgs., Inc.	785	38,465
HMS Hldgs. Corp.*	1,179	18,216
Hologic, Inc.*	3,290	108,652
IDEXX Laboratories, Inc.*	643	99,331
LifePoint Hospitals, Inc.*	584	42,895
MEDNAX, Inc.*	1,277	92,595
Mettler-Toledo Int’l., Inc.*	375	123,244
Omnicare, Inc.	1,302	100,332
Owens & Minor, Inc.	844	28,561
ResMed, Inc.	1,893	135,880
Salix Pharmaceuticals Ltd.*	862	148,962
Sirona Dental Systems, Inc.*	751	67,582
STERIS Corp.	802	56,357
Teleflex, Inc.	556	67,181
Thoratec Corp.*	716	29,993
United Therapeutics Corp.*	633	109,151
VCA Inc.*	1,110	60,850
WellCare Health Plans, Inc.*	590	53,961

		2,060,483

INDUSTRIALS (15.1%)
Acuity Brands, Inc.	584	98,205
AECOM Technology Corp.*	2,020	62,256
AGCO Corp.	1,078	51,356
Alaska Air Group, Inc.	1,753	116,014
B/E Aerospace, Inc.	1,414	89,959
Carlisle Cos., Inc.	864	80,032
CLARCOR, Inc.	674	44,524
Clean Harbors, Inc.*	706	40,087
Con-way, Inc.	776	34,245
Copart, Inc.*	1,537	57,745
Corporate Executive Board Co.	447	35,697
Crane Co.	661	41,253
Deluxe Corp.	658	45,586
Donaldson Co., Inc.	1,700	64,107
Donnelley (R.R.) & Sons Co.	2,691	51,640

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Esterline Technologies Corp.*	410	46,912
Exelis, Inc.	2,515	61,291
Fortune Brands Home & Security, Inc.	2,088	99,138
FTI Consulting, Inc.*	533	19,966
GATX Corp.	592	34,324
Genesee & Wyoming, Inc. Cl A*	680	65,579
Graco, Inc.	795	57,367
Granite Construction, Inc.	460	16,164
Harsco Corp.	1,043	18,002
HNI Corp.	582	32,109
Hubbell, Inc. Cl B	720	78,926
Hunt (J.B.) Transport Svcs., Inc.	1,212	103,499
Huntington Ingalls Industries, Inc.	634	88,855
IDEX Corp.	1,046	79,318
ITT Corp.	1,220	48,690
JetBlue Airways Corp*	3,569	68,703
KBR, Inc.	2,012	29,134
Kennametal, Inc.	1,060	35,711
Kirby Corp.*	736	55,237
KLX, Inc.*	722	27,826
Landstar System, Inc.	585	38,786
Lennox International, Inc.	545	60,871
Lincoln Electric Hldgs., Inc.	1,039	67,940
Manpowergroup, Inc.	1,058	91,147
Miller (Herman), Inc.	769	21,347
MSA Safety, Inc.	396	19,752
MSC Industrial Direct Co., Inc. Cl A	669	48,302
Nordson Corp.	765	59,930
NOW, Inc.*	1,428	30,902
Old Dominion Freight Line, Inc.*	915	70,730
Orbital ATK, Inc.	808	61,917
Oshkosh Corp.	1,075	52,449
Regal-Beloit Corp.	610	48,751
Rollins, Inc.	1,274	31,506
Smith (A.O.) Corp.	996	65,397
SPX Corp.	542	46,016
Teledyne Technologies, Inc.*	470	50,163
Terex Corp.	1,428	37,971
Timken Co.	1,017	42,856
Towers Watson & Co. Cl A	928	122,668
Trinity Industries, Inc.	2,057	73,044
Triumph Group, Inc.	682	40,729
Valmont Industries, Inc.	326	40,059
Wabtec Corp.	1,296	123,133
Waste Connections, Inc.	1,652	79,527
Watsco, Inc.	360	45,252
Werner Enterprises, Inc.	606	19,034
Woodward, Inc.	794	40,502

		3,510,138

INFORMATION TECHNOLOGY (16.1%)
3D Systems Corp.*	1,364	37,401
ACI Worldwide, Inc.*	1,517	32,858
Acxiom Corp.*	1,023	18,915
Advanced Micro Devices, Inc.*	8,048	21,569
Advent Software, Inc.	602	26,554
ANSYS, Inc.*	1,206	106,357
AOL, Inc.*	1,078	42,700

ARRIS Group, Inc.*	1,772	51,202
Arrow Electronics, Inc.*	1,274	77,905
Atmel Corp.	5,490	45,183
Avnet, Inc.	1,828	81,346

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Belden, Inc.	560	52,394
Broadridge Financial Solutions, Inc.	1,645	90,491
Cadence Design Systems, Inc.*	3,918	72,248
CDK Global, Inc.	2,103	98,336
Ciena Corp.*	1,405	27,131
Cognex Corp*	1,159	57,475
CommVault Systems, Inc.*	542	23,685
Convergys Corp.	1,369	31,309
CoreLogic, Inc.*	1,167	41,160
Cree, Inc.*	1,457	51,709
Cypress Semiconductor Corp.	4,366	61,604
Diebold, Inc.	843	29,893
DST Systems, Inc.	392	43,398
FactSet Research Systems, Inc.	523	83,262
Fair Isaac Corp.	408	36,198
Fairchild Semiconductor Int’l., Inc.*	1,533	27,870
FEI Company	569	43,437
Fortinet, Inc.*	1,938	67,733
Gartner, Inc.*	1,163	97,518
Global Payments, Inc.	909	83,337
Henry (Jack) & Associates, Inc.	1,081	75,551
Informatica Corp.*	1,468	64,379
Ingram Micro, Inc. Cl A*	2,089	52,476
Integrated Device Technology, Inc.*	2,007	40,180
InterDigital, Inc.	499	25,319
Intersil Corp. Cl A	1,781	25,504
IPG Photonics Corp.*	483	44,774
Itron, Inc.*	482	17,598
Jabil Circuit, Inc.	2,542	59,432
JDS Uniphase Corp.*	3,184	41,774
Keysight Technologies, Inc.*	2,290	85,074
Knowles Corp.*	1,182	22,777
Leidos Hldgs., Inc.	830	34,827
Lexmark International, Inc. Cl A	812	34,380
MAXIMUS, Inc.	882	58,882
Mentor Graphics Corp.	1,267	30,446
National Instruments Corp.	1,347	43,158
NCR Corp.*	2,250	66,398
NeuStar, Inc. Cl A*	703	17,308
Plantronics, Inc.	562	29,758
Polycom, Inc.*	1,811	24,267
PTC, Inc.*	1,513	54,725
Qorvo, Inc.*	1,989	158,524
Rackspace Hosting, Inc.*	1,572	81,099
Riverbed Technology, Inc.*	2,124	44,413
Rovi Corp.*	1,204	21,925
Science Applications Int’l. Corp.	528	27,113
Semtech Corp.*	868	23,128
Silicon Laboratories, Inc.*	511	25,943
SolarWinds, Inc.*	884	45,296
Solera Hldgs., Inc.	895	46,236
SunEdison, Inc.*	3,335	80,040
Synopsys, Inc.*	2,079	96,299
Tech Data Corp.*	513	29,636
Teradyne, Inc.	2,888	54,439
Trimble Navigation Ltd.*	3,499	88,175
Tyler Technologies, Inc.*	442	53,274

Ultimate Software Group, Inc.*	387	65,773
VeriFone Systems, Inc.*	1,482	51,707
Vishay Intertechnology, Inc.	1,762	24,351
WEX, Inc.*	500	53,680

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Zebra Technologies Corp. Cl A*	688	62,412

		3,744,628

MATERIALS (7.1%)
Albemarle Corp.	1,490	78,732
AptarGroup, Inc.	841	53,420
Ashland, Inc.	844	107,450
Bemis Co., Inc.	1,339	62,009
Cabot Corp.	864	38,880
Carpenter Technology Corp.	713	27,721
Cliffs Natural Resources, Inc.	2,115	10,173
Commercial Metals Co.	1,522	24,641
Compass Minerals Int’l., Inc.	445	41,478
Cytec Industries, Inc.	964	52,095
Domtar Corp.	834	38,547
Eagle Materials, Inc.	666	55,651
Greif, Inc. Cl A	452	17,750
Louisiana-Pacific Corp.*	1,892	31,237
Minerals Technologies, Inc.	474	34,649
NewMarket Corp.	143	68,325
Olin Corp.	1,012	32,424
Packaging Corp. of America	1,309	102,351
PolyOne Corp.	1,162	43,401
Reliance Steel & Aluminum Co.	1,015	61,996
Rock-Tenn Co. Cl A	1,883	121,454
Royal Gold, Inc.	855	53,959
RPM International, Inc.	1,785	85,662
Scotts Miracle-Gro Co. Cl A	585	39,294
Sensient Technologies Corp.	642	44,221
Silgan Hldgs., Inc.	576	33,483
Sonoco Products Co.	1,370	62,280
Steel Dynamics, Inc.	3,262	65,566
TimkenSteel Corp.	495	13,103
United States Steel Corp.	1,959	47,800
Valspar Corp.	1,006	84,534
Worthington Industries, Inc.	645	17,163

		1,651,449

TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.	1,353	33,690

UTILITIES (4.3%)
Alliant Energy Corp.	1,481	93,303
Aqua America, Inc.	2,401	63,266
Atmos Energy Corp.	1,365	75,485
Black Hills Corp.	603	30,415
Cleco Corp.	813	44,325
Great Plains Energy, Inc.	2,081	55,521
Hawaiian Electric Industries, Inc.	1,423	45,707
Idacorp, Inc.	676	42,500
MDU Resources Group	2,585	55,164
National Fuel Gas Co.	1,139	68,716
OGE Energy Corp.	2,625	82,976
ONE Gas, Inc.	676	29,223
PNM Resources, Inc.	1,084	31,653
Questar Corp.	2,324	55,451
UGI Corp.	2,333	76,033
Vectren Corp.	1,102	48,642
Westar Energy, Inc.	1,780	68,993
WGL Hldgs., Inc.	677	38,183

		1,005,556

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $17,174,584) 96.1%		22,309,999

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill (1)	A-1+	0.08	09/03/15	350,000	349,885

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $349,885) 1.5%					349,885

TEMPORARY CASH INVESTMENTS (2) (Cost: $555,300) 2.4%					555,300

TOTAL INVESTMENTS (Cost: $18,079,769) 100.0%					23,215,184

OTHER NET ASSETS 0.0% (3)					4,130

NET ASSETS 100.0%					$23,219,314

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.8%)
Bassett Furniture Industries, Inc.	7,999	228,131
Carmike Cinemas, Inc.*	1,119	37,598
CST Brands, Inc.	1,721	75,431
Diamond Resorts Int’l., Inc.*	8,406	281,014
Eros International PLC*	848	14,815
FTD Companies, Inc.*	1,232	36,886
Houghton Mifflin Harcourt Co.*	6,791	159,453
Intrawest Resorts Hldgs., Inc.*	3,707	32,325
Ruby Tuesday, Inc.*	8,663	52,065
Select Comfort Corp.*	2,884	99,411
The Men’s Wearhouse, Inc.	1,645	85,869
Vista Outdoor, Inc.*	691	29,589
Wolverine World Wide, Inc.	1,894	63,354

		1,195,941

CONSUMER STAPLES (2.6%)
Crimson Wine Group Ltd.*	10,026	91,237
Farmer Brothers Co.*	3,461	85,660
Vector Group Ltd.	2,911	63,955

		240,852

ENERGY (3.1%)
Carrizo Oil and Gas, Inc.*	679	33,712
Denbury Resources, Inc.	3,221	23,481
Gulf Coast Ultra Deep Royalty Trust*	18,387	13,092
Helix Energy Solutions Group*	2,309	34,543
Matrix Service Co.*	973	17,086
PBF Energy, Inc.	4,984	169,057

		290,971

FINANCIALS (36.8%)
Agree Realty Corp.	639	21,068
Alexander’s, Inc.	85	38,809
Ashford Hospitality Prime, Inc.	1,724	28,911
Ashford Hospitality Trust, Inc.	2,983	28,696
Aspen Insurance Hldgs. Ltd.	1,678	79,252
BancFirst Corp.	1,219	74,335
Bank of Marin Bancorp	991	50,442
Banner Corp.	1,987	91,203
Brookline Bancorp, Inc.	7,523	75,606
Bryn Mawr Bank Corp.	2,202	66,963
Charter Financial Corp.	3,633	41,780
Chatham Lodging Trust	3,063	90,083
Chesapeake Lodging Trust	2,917	98,682
Columbia Banking System, Inc.	800	23,176
Customers Bancorp, Inc.*	2,754	67,087
Dime Community Bancshares	3,524	56,736
Eagle Bancorp, Inc.*	1,259	48,346
EastGroup Properties, Inc.	501	30,130
Ellington Financial LLC	6,533	130,072
Enterprise Financial Svcs. Corp.	2,301	47,539
Equity Lifestyle Properties, Inc.	1,283	70,501
FBR & Co.*	1,007	23,272
FelCor Lodging Trust, Inc.	11,891	136,628
First Connecticut Bancorp, Inc.	956	14,694
First Interstate BancSytem, Inc.	2,410	67,046
Flushing Financial Corp.	2,126	42,669
Forest City Enterprises, Inc. Cl A*	5,365	136,915
Glacier Bancorp, Inc.	3,248	81,687
Hanmi Financial Corp.	1,590	33,629

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Highwoods Properties, Inc.	2,318	106,118
Investors Bancorp, Inc.	7,733	90,631
iShares Russell 2000 Value ETF	450	46,445
Janus Capital Group, Inc.	3,189	54,819
Marlin Business Svcs. Corp.	2,852	57,126
MB Financial, Inc.	1,523	47,685
Meadowbrook Insurance Group, Inc.	10,162	86,377
Northfield Bancorp, Inc.	5,509	81,643
Parkway Properties, Inc.	2,740	47,539
Pennsylvania REIT	3,320	77,124
PrivateBancorp, Inc.	2,883	101,395
ProAssurance Corp.	479	21,991
Prosperity Bancshares, Inc.	1,081	56,731
Select Income REIT	2,775	69,347
Selective Insurance Group, Inc.	1,889	54,875
Sovran Self Storage, Inc.	445	41,803
Stock Yards Bancorp, Inc.	2,836	97,643
SVB Financial Group*	1,257	159,689
Symetra Financial Corp.	5,853	137,311
Terreno Realty Corp.	2,218	50,570
The GEO Group, Inc.	1,632	71,384
UMB Financial Corp.	759	40,144
Urstadt Biddle Pptys., Inc. Cl A	1,792	41,324

		3,435,671

HEALTH CARE (5.2%)
Albany Molecular Research, Inc*	1,657	29,163
Ani Pharmaceuticals, Inc.*	216	13,511
Computer Programs & Systems, Inc.	1,215	65,926
Ensign Group, Inc.	577	27,038
Harvard Bioscience, Inc.*	9,196	53,521
Kindred Healthcare, Inc.	1,568	37,303
Pacific Biosciences of CA, Inc.*	4,529	26,449
QLT, Inc.*	13,065	51,084
Rigel Pharmaceuticals, Inc.*	4,110	14,673
Supernus Pharmaceuticals, Inc.*	6,857	82,901
TearLab Corp.*	1,660	3,303
Universal American Corp.*	3,506	37,444
Wright Medical Group, Inc.*	1,672	43,138

		485,454

INDUSTRIALS (15.7%)
Alaska Air Group, Inc.	2,093	138,515
AZZ, Inc.	2,428	113,121
Blount International, Inc.*	7,269	93,625
Deluxe Corp.	1,383	95,814
Encore Wire Corp.	2,473	93,677
EnPro Industries, Inc.	1,401	92,396
Miller Industries, Inc.	5,542	135,779
Mueller Industries, Inc.	6,991	252,585
Old Dominion Freight Line, Inc.*	1,754	135,584
Orbital ATK, Inc.	1,935	148,279
Steelcase, Inc.	3,611	68,392
Uti Worldwide, Inc.*	7,564	93,037

		1,460,804

INFORMATION TECHNOLOGY (8.9%)
Aerohive Networks, Inc.*	1,807	8,059
Anixter International, Inc.*	621	47,277
CalAmp Corp.*	2,962	47,955
Cirrus Logic, Inc.*	698	23,215
iGATE Corp.*	788	33,616
Imation Corp.*	6,675	26,900
LogMeIn, Inc.*	1,282	71,779
Microsemi Corp.*	753	26,656

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

MKS Instruments, Inc.	1,487	50,275
Nanometrics, Inc.*	1,794	30,175
Nova Measuring Instruments Ltd.*	2,874	33,108
Plexus Corp.*	838	34,165
Proofpoint, Inc.*	1,468	86,935
QLogic Corp.*	3,202	47,197
Richardson Electronics Ltd.	12,249	109,996
Rogers Corp.*	415	34,117
Semtech Corp.*	989	26,352
SYNNEX Corp.	1,157	89,378

		827,155

MATERIALS (5.3%)
Boise Cascade Co.*	1,645	61,622
Horsehead Hldg. Corp.*	3,335	42,221
Kaiser Aluminum Corp.	2,218	170,542
Kraton Performance Polymers, Inc.*	2,876	58,124
Schnitzer Steel Industries, Inc. Cl A	2,158	34,226
Silgan Hldgs., Inc.	1,791	104,111
TimkenSteel Corp.	739	19,561

		490,407

TELECOMMUNICATION SERVICES (1.0%)
Consolidated Comms. Hldgs., Inc.	1,815	37,026
IDT Corp. Cl B	1,448	25,702
ORBCOMM, Inc.*	4,341	25,916

		88,644

UTILITIES (4.9%)
Avista Corp.	2,324	79,434
Black Hills Corp.	898	45,295
Idacorp, Inc.	1,450	91,162
Northwest Natural Gas Co.	999	47,902
NorthWestern Corp.	1,063	57,179
PNM Resources, Inc.	2,657	77,584
Portland General Electric Co.	1,682	62,385

		460,941

TOTAL COMMON STOCKS (Cost: $7,313,248) 96.3%		8,976,840

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.2%)
U.S. Treasury Bill	A-1+	0.09	07/23/15	300,000	299,915

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $299,915) 3.2%					299,915

TOTAL INVESTMENTS (Cost: $7,613,163) 99.5%					9,276,755

OTHER NET ASSETS 0.5%					49,332

NET ASSETS 100.0%					$9,326,087

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.6%)
American Axle & Mfg. Hldgs., Inc.*	1,433	37,007
Carmike Cinemas, Inc.*	1,876	63,017
Cooper Tire & Rubber Co.	1,469	62,923
CST Brands, Inc.	1,603	70,255
Diamond Resorts Int’l., Inc.*	2,699	90,245
Drew Industries, Inc.	755	46,444
Eros International PLC*	1,537	26,858
Five Below, Inc.*	1,582	56,265
Haverty Furniture Cos., Inc.	2,485	61,827
Houghton Mifflin Harcourt Co.*	2,248	52,788
HSN, Inc.	580	39,580
Intrawest Resorts Hldgs., Inc.*	3,087	26,922
Panera Bread Co. Cl A*	217	34,719
Popeyes Louisiana Kitchen, Inc.*	894	53,449
Red Robin Gourmet Burgers, Inc.*	1,372	119,395
Select Comfort Corp.*	1,949	67,165
Sotheby’s	603	25,474
Steve Madden Ltd.*	1,540	58,505
The Men’s Wearhouse, Inc.	787	41,087
Vista Outdoor, Inc.*	450	19,269

		1,053,194

CONSUMER STAPLES (2.9%)
Boston Beer Co., Inc. Cl A*	107	28,612
Darling Ingredients Inc.*	0	6
Spectrum Brands Hldgs., Inc.*	468	41,932
TreeHouse Foods, Inc.*	598	50,859
Village Super Market, Inc. Cl A	1,235	38,816
WD-40 Co.	380	33,645

		193,870

ENERGY (2.8%)
Bonanza Creek Energy, Inc.*	1,510	37,237
Carrizo Oil and Gas, Inc.*	870	43,196
Synergy Resources Corp.*	2,382	28,226
Targa Resources Corp.	400	38,316
Western Refining, Inc.	824	40,673
Whiting Petroleum Corp.*	1	15

		187,663

FINANCIALS (6.7%)
Chesapeake Lodging Trust	1,214	41,070
Health Insurance Innovations, Inc. Cl A*	0	1
Heritage Financial Corp.	2,035	34,595
Investors Bancorp, Inc.	5,355	62,759
iShares Micro-Cap ETF	470	37,144
Primerica, Inc.	859	43,733
PS Business Parks, Inc.	0	25
QTS Realty Trust, Inc.	1,130	41,143
Sabra Health Care REIT, Inc.	2,271	75,270
Silvercrest Asset Mgmt. Group, Inc. Cl A	2,163	30,816
Starwood Property Trust, Inc.	1,398	33,974
Stifel Financial Corp.*	884	49,261

		449,791

HEALTH CARE (24.7%)
Abiomed, Inc.*	1,471	105,278

ACADIA Pharmaceuticals, Inc.*	1,127	36,729
Acceleron Pharma, Inc.*	625	23,788
Acorda Therapeutics, Inc.*	942	31,333
Agios Pharmaceuticals, Inc.*	160	15,088
Albany Molecular Research, Inc.*	1,650	29,041

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Alnylam Pharmaceuticals, Inc.*	330	34,459
Anacor Pharmaceuticals, Inc.*	280	16,198
Ani Pharmaceuticals, Inc.*	181	11,347
Anika Therapeutics, Inc.*	1,005	41,388
BioSpecifics Technologies Corp.*	793	31,058
bluebird bio, Inc.*	125	15,096
Cambrex Corp*	405	16,050
Cempra, Inc.*	230	7,891
Cepheid, Inc.*	790	44,962
DexCom, Inc.*	1,376	85,780
Emergent Biosolutions, Inc.*	2,181	62,726
Ensign Group, Inc.	725	33,964
Entellus Medical, Inc.*	280	6,132
Esperion Therapeutics, Inc.*	290	26,854
Exact Sciences Corp.*	2,308	50,827
GW Pharmaceuticals PLC ADR*	284	25,854
Insulet Corp.*	1,096	36,535
Intersect ENT, Inc.*	730	18,856
Isis Pharmaceuticals, Inc.*	858	54,635
Karyopharm Therapeutics, Inc.*	540	16,523
Kite Pharma, Inc.*	30	1,730
Lannett Co., Inc.*	803	54,371
Medicines Co.*	1,014	28,409
Medidata Solutions, Inc.*	819	40,169
Neogen Corp.*	643	30,047
Neurocrine Biosciences, Inc.*	710	28,194
NuVasive, Inc.*	310	14,257
Omeros Corp.*	2,027	44,657
Omnicell, Inc.*	1,415	49,652
Pacific Biosciences of CA, Inc.*	2,579	15,059
Pacira Pharmaceuticals, Inc.*	336	29,836
PAREXEL International Corp.*	869	59,973
PTC Therapeutics, Inc.*	125	7,606
Puma Biotechnology, Inc.*	259	61,152
Receptos, Inc.*	325	53,589
Sarepta Therapeutics, Inc.*	835	11,087
Sorrento Therapeutics, Inc.*	1,870	21,617
STAAR Surgical Co.*	3,056	22,706
Supernus Pharmaceuticals, Inc.*	5,020	60,694
Synageva BioPharma Corp.*	330	32,195
Team Health Hldgs., Inc.*	654	38,271
WellCare Health Plans, Inc.*	512	46,846
Wright Medical Group, Inc.*	1,544	39,838

		1,670,347

INDUSTRIALS (12.5%)
Allegiant Travel Co.	369	71,013
Applied Industrial Technologies, Inc.*	0	18
Astronics Corp.*	1,495	110,194
AZZ, Inc.	1,292	60,204
Corporate Executive Board Co.	698	55,710
EnPro Industries, Inc.	839	55,339
Healthcare Svcs. Group, Inc.	1,727	55,495
Miller (Herman), Inc.	990	27,482
Mueller Water Product, Inc. Cl A	6,022	59,318
Raven Industries, Inc.	0	8
Saia, Inc.*	1,493	66,140
Sun Hydraulics Corp.	1,247	51,555

Teledyne Technologies, Inc.*	571	60,911
The Advisory Board Co.*	727	38,735
Trex Co., Inc.*	1,655	90,258
Uti Worldwide, Inc.*	2,978	36,631

		839,011

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

INFORMATION TECHNOLOGY (24.3%)
Alliance Data Systems Corp.*	0	68
Ambarella, Inc.*	339	25,666
Anixter International, Inc.*	311	23,638
Arista Networks, Inc.*	234	16,525
ARRIS Group, Inc.*	588	16,979
Blackhawk Network Hldgs., Inc.*	801	28,634
CalAmp Corp.*	3,181	51,502
Cavium, Inc.*	884	62,591
Cirrus Logic, Inc.*	355	11,807
comScore, Inc.*	1,715	87,782
Cornerstone OnDemand, Inc.*	545	15,745
Electronics for Imaging, Inc.*	1,113	46,476
Envestnet, Inc.*	383	21,479
Euronet Worldwide, Inc.*	635	37,306
FEI Company	496	37,849
Guidewire Software, Inc.*	466	24,490
iGATE Corp.*	1,643	70,103
Imperva, Inc.*	1,665	71,078
Informatica Corp.*	0	18
j2 Global, Inc.	496	32,577
LogMeIn, Inc.*	1,260	70,536
Manhattan Associates, Inc.*	1,085	54,927
MAXIMUS, Inc.	852	56,886
MaxLinear, Inc. Cl A*	4,889	39,751
Monolithic Power Systems, Inc.	1,117	58,810
NeuStar, Inc. Cl A*	725	17,850
Proofpoint, Inc.*	1,347	79,793
PTC, Inc.*	1,038	37,548
Qlik Technologies, Inc.*	2,080	64,744
Qorvo, Inc.*	1,040	82,888
Rogers Corp.*	829	68,160
Ruckus Wireless, Inc.*	4,176	53,745
Semtech Corp.*	1,160	30,914
Synaptics, Inc.*	608	49,433
Synchronoss Technologies, Inc.*	755	35,832
Tyler Technologies, Inc.*	225	27,119
Ultimate Software Group, Inc.*	267	45,412
Verint Systems, Inc.*	728	45,079
WEX, Inc.*	313	33,561

		1,635,301

MATERIALS (3.7%)
A. Schulman, Inc.	1,383	66,637
Graphic Packaging Hldg. Co.	1,460	21,228
PolyOne Corp.	969	36,188
Resolute Forest Products, Inc.*	2,934	50,612
U.S. Concrete, Inc.*	2,164	73,320

		247,985

TELECOMMUNICATION SERVICES (1.2%)
Consolidated Comms. Hldgs., Inc.	1,326	27,057
ORBCOMM, Inc.*	3,365	20,089
Shenandoah Telecommunications Co.	1,043	32,497

		79,643

UTILITIES (0.6%)
NorthWestern Corp.	807	43,425

TOTAL COMMON STOCKS (Cost: $4,941,582) 95.0%		6,400,230

TEMPORARY CASH INVESTMENTS (4) (Cost: $300,000) 4.5%		300,000

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

TOTAL INVESTMENTS (Cost: $5,241,582) 99.5%	6,700,230

OTHER NET ASSETS 0.5%	36,694

NET ASSETS 100.0%	$6,736,924

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (9.6%)
U.S. Treasury Strip	AA+	0.00	11/15/16	315,000	269,394
U.S. Treasury Strip	AA+	0.00	11/15/24	105,000	86,127
U.S. Treasury Strip	AA+	0.00	08/15/28	835,000	610,740
U.S. Treasury Strip	AA+	0.00	08/15/29	1,045,000	741,704

					1,707,965

U.S. GOVERNMENT AGENCIES (33.2%)
MORTGAGE-BACKED OBLIGATIONS (28.0%)
FHARM	AA+	2.29	04/01/37	8,181	8,627
FHARM	AA+	2.36	02/01/36	8,431	8,972
FHARM	AA+	2.37	05/01/37	5,477	5,734
FHARM	AA+	2.38	04/01/37	5,486	5,873
FHARM	AA+	2.38	09/01/39	14,185	15,123
FHARM	AA+	5.77	03/01/37	2,855	3,047
FHLMC	AA+	2.50	09/01/27	79,417	81,633
FHLMC	AA+	3.00	06/01/27	44,231	46,449
FHLMC	AA+	3.00	08/01/27	65,895	69,138
FHLMC	AA+	3.00	11/01/42	60,340	61,714
FHLMC	AA+	3.00	04/01/43	76,541	78,358
FHLMC	AA+	3.50	05/01/42	115,144	120,925
FHLMC	AA+	3.50	01/01/43	90,347	94,884
FHLMC	AA+	3.50	04/01/43	138,431	145,430
FHLMC	AA+	4.00	02/01/25	12,746	13,565
FHLMC	AA+	4.00	03/01/41	58,529	62,710
FHLMC	AA+	4.00	07/01/41	56,432	61,153
FHLMC	AA+	4.00	11/01/42	60,268	64,962
FHLMC	AA+	4.00	01/01/44	139,846	150,727
FHLMC	AA+	4.50	03/01/34	25,148	27,505
FHLMC	AA+	4.50	08/01/34	12,132	13,272
FHLMC	AA+	4.50	02/01/44	67,434	73,799
FHLMC	AA+	5.00	02/01/26	5,496	6,088
FHLMC	AA+	5.50	03/01/21	7,363	8,020
FHLMC	AA+	5.50	07/01/32	9,718	10,944
FHLMC	AA+	5.50	05/01/33	10,654	11,977
FHLMC	AA+	5.50	06/01/37	29,886	33,745
FHLMC	AA+	6.00	07/15/29	7,440	8,523
FHLMC	AA+	6.00	03/15/32	7,687	8,570
FHLMC Strip	AA+	3.00	01/15/43	92,336	93,468
FNMA	AA+	2.42	05/01/43	92,084	94,159
FNMA	AA+	3.00	09/01/29	81,092	85,449
FNMA	AA+	3.00	09/01/33	110,431	114,475
FNMA	AA+	3.00	12/01/42	87,223	88,261
FNMA	AA+	3.00	02/01/43	49,916	51,081
FNMA	AA+	3.00	03/01/43	41,281	42,343
FNMA	AA+	3.50	03/25/28	66,103	70,032
FNMA	AA+	3.50	03/01/32	77,894	82,365
FNMA	AA+	3.50	09/01/32	107,008	113,154
FNMA	AA+	3.50	08/01/38	66,039	69,856
FNMA	AA+	3.50	10/01/41	61,389	64,683
FNMA	AA+	3.50	12/01/41	75,287	79,327
FNMA	AA+	3.50	04/01/42	83,267	87,874
FNMA	AA+	3.50	08/01/42	98,523	103,612
FNMA	AA+	3.50	10/01/42	74,745	78,610
FNMA	AA+	3.50	01/01/44	33,995	35,156
FNMA	AA+	4.00	05/01/19	8,628	9,116
FNMA	AA+	4.00	07/25/26	93,584	103,954
FNMA	AA+	4.00	01/01/31	128,910	138,840
FNMA	AA+	4.00	11/01/40	56,645	60,886
FNMA	AA+	4.00	05/01/41	51,977	55,294
FNMA	AA+	4.00	08/01/42	86,422	92,589
FNMA	AA+	4.50	05/01/18	2,876	3,016
FNMA	AA+	4.50	05/01/19	3,852	4,046
FNMA	AA+	4.50	05/01/30	23,122	25,206
FNMA	AA+	4.50	04/01/31	29,445	32,290
FNMA	AA+	4.50	08/01/33	5,590	6,117
FNMA	AA+	4.50	08/01/33	10,221	11,189

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

FNMA	AA+	4.50	09/01/33	26,063	28,532
FNMA	AA+	4.50	05/01/34	5,688	6,235
FNMA	AA+	4.50	06/01/34	9,653	10,583
FNMA	AA+	4.50	08/01/35	15,146	16,613
FNMA	AA+	4.50	12/01/35	14,453	15,837
FNMA	AA+	4.50	05/01/39	20,905	23,065
FNMA	AA+	4.50	05/01/39	34,355	38,010
FNMA	AA+	4.50	05/01/40	27,723	30,290
FNMA	AA+	5.00	04/01/18	5,422	5,697
FNMA	AA+	5.00	09/01/18	4,368	4,596
FNMA	AA+	5.00	10/01/20	8,239	8,817
FNMA	AA+	5.00	06/01/33	19,219	21,456
FNMA	AA+	5.00	09/01/33	15,866	17,717
FNMA	AA+	5.00	10/01/33	18,676	20,906
FNMA	AA+	5.00	11/01/33	27,008	30,167
FNMA	AA+	5.00	03/01/34	4,940	5,519
FNMA	AA+	5.00	04/01/34	7,878	8,819
FNMA	AA+	5.00	04/01/34	3,695	4,127
FNMA	AA+	5.00	04/01/35	11,088	12,406
FNMA	AA+	5.00	06/01/35	6,783	7,544
FNMA	AA+	5.00	09/01/35	9,940	11,040
FNMA	AA+	5.00	11/25/35	27,907	30,726
FNMA	AA+	5.00	10/01/36	10,586	11,771
FNMA	AA+	5.00	05/01/39	30,121	33,590
FNMA	AA+	5.00	06/01/40	24,183	27,066
FNMA	AA+	5.50	04/01/17	199	209
FNMA	AA+	5.50	05/01/17	112	118
FNMA	AA+	5.50	06/01/17	482	506
FNMA	AA+	5.50	09/01/19	2,653	2,830
FNMA	AA+	5.50	08/01/25	8,430	9,581
FNMA	AA+	5.50	01/01/27	3,822	4,301
FNMA	AA+	5.50	09/01/33	7,030	8,054
FNMA	AA+	5.50	10/01/33	25,481	29,187
FNMA	AA+	5.50	03/01/34	7,099	8,131
FNMA	AA+	5.50	03/01/34	2,002	2,253
FNMA	AA+	5.50	07/01/34	6,380	7,179
FNMA	AA+	5.50	09/01/34	4,156	4,733
FNMA	AA+	5.50	09/01/34	27,352	30,962
FNMA	AA+	5.50	09/01/34	25,025	28,385
FNMA	AA+	5.50	10/01/34	5,048	5,752
FNMA	AA+	5.50	02/01/35	12,398	14,194
FNMA	AA+	5.50	02/01/35	7,222	8,227
FNMA	AA+	5.50	04/01/35	12,562	14,300
FNMA	AA+	5.50	08/01/35	15,323	17,465
FNMA	AA+	5.50	11/01/35	13,102	14,933
FNMA	AA+	5.50	06/01/37	13,840	15,771
FNMA	AA+	5.50	11/01/38	5,445	5,961
FNMA	AA+	5.50	06/01/48	6,485	7,091
FNMA	AA+	6.00	04/01/23	7,529	8,576
FNMA	AA+	6.00	01/01/25	18,196	20,723
FNMA	AA+	6.00	03/01/28	8,729	9,941
FNMA	AA+	6.00	04/01/32	1,388	1,583
FNMA	AA+	6.00	04/01/32	1,174	1,345
FNMA	AA+	6.00	05/01/32	1,614	1,860
FNMA	AA+	6.00	05/01/33	21,685	24,899
FNMA	AA+	6.00	09/01/34	11,729	13,569
FNMA	AA+	6.00	10/01/34	16,644	19,225
FNMA	AA+	6.00	11/01/34	2,529	2,882
FNMA	AA+	6.00	12/01/36	9,956	11,474
FNMA	AA+	6.00	01/01/37	9,279	10,698
FNMA	AA+	6.00	05/01/37	2,548	2,814
FNMA	AA+	6.00	07/01/37	4,520	5,147
FNMA	AA+	6.00	08/01/37	6,372	7,269
FNMA	AA+	6.00	12/01/37	1,947	2,220
FNMA	AA+	6.00	10/25/44	17,575	20,726
FNMA	AA+	6.00	02/25/47	16,737	18,947
FNMA	AA+	6.00	12/25/49	15,533	17,873
FNMA	AA+	6.50	09/01/16	73	74
FNMA	AA+	6.50	03/01/17	329	338

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

FNMA	AA+	6.50	05/01/17	91	92
FNMA	AA+	6.50	06/01/17	1,763	1,820
FNMA	AA+	6.50	05/01/32	1,730	1,986
FNMA	AA+	6.50	05/01/32	1,060	1,217
FNMA	AA+	6.50	07/01/32	891	1,023
FNMA	AA+	6.50	07/01/34	7,859	9,028
FNMA	AA+	6.50	09/01/34	6,852	8,155
FNMA	AA+	6.50	09/01/36	3,582	4,305
FNMA	AA+	6.50	05/01/37	9,633	11,280
FNMA	AA+	6.50	09/01/37	4,287	4,922
FNMA	AA+	6.50	05/01/38	4,143	4,757
FNMA	AA+	7.00	09/01/31	1,056	1,210
FNMA	AA+	7.00	04/01/32	2,547	3,138
FNMA	AA+	7.00	01/25/44	24,210	27,576
FNMA	AA+	7.50	06/01/31	492	592
FNMA	AA+	7.50	02/01/32	1,385	1,692
FNMA	AA+	7.50	06/01/32	436	515
FNMA	AA+	8.00	04/01/32	114	123
FNMA Strip	AA+	3.00	08/25/42	85,082	87,194
GNMA (5)	AA+	3.50	09/20/33	20,719	21,104
GNMA (5)	AA+	3.50	01/20/37	3,705	3,738
GNMA (5)	AA+	4.00	08/15/41	56,686	61,793
GNMA (5)	AA+	4.00	11/15/41	24,014	26,414
GNMA (5)	AA+	4.00	01/15/42	66,348	71,241
GNMA (5)	AA+	4.00	03/20/42	55,334	59,033
GNMA (5)	AA+	4.50	04/20/31	38,842	42,652
GNMA (5)	AA+	4.50	10/15/40	50,790	57,198
GNMA (5)	AA+	4.50	06/20/41	45,723	49,734
GNMA (5)	AA+	4.50	10/20/43	55,260	61,379
GNMA (5)	AA+	5.00	10/15/24	57,271	64,816
GNMA (5)	AA+	5.00	06/20/39	54,667	60,182
GNMA (5)	AA+	5.00	11/15/39	31,983	35,755
GNMA (5)	AA+	5.00	06/20/40	41,858	45,802
GNMA (5)	AA+	5.50	01/15/36	17,172	19,449
GNMA (5)	AA+	6.50	04/15/31	227	261
GNMA (5)	AA+	6.50	10/15/31	1,039	1,249
GNMA (5)	AA+	6.50	12/15/31	276	316
GNMA (5)	AA+	6.50	05/15/32	457	524
GNMA (5)	AA+	7.00	05/15/31	863	1,058
GNMA (5)	AA+	7.00	05/15/32	116	125
GNMA (5)	AA+	7.00	10/20/38	566	597
Vendee Mortgage Trust (5)	AA+	5.25	01/15/32	38,092	42,625

					4,969,020

NON-MORTGAGE-BACKED OBLIGATIONS (5.2%)
FHLMC	AA+	0.00	11/29/19	105,000	95,433
FNMA	AA+	0.00	10/09/19	900,000	827,022

					922,455

CORPORATE DEBT (55.6%)
CONSUMER DISCRETIONARY (8.8%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	85,913
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	84,858
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	53,910
Brinker International, Inc.	BBB-	3.88	05/15/23	10,000	10,004
Dollar General Corp.	BBB-	3.25	04/15/23	85,000	82,599
Expedia, Inc.	BBB-	5.95	08/15/20	65,000	73,377
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	89,389
Home Depot, Inc.	A	5.40	03/01/16	50,000	52,198
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	74,044
Kohl’s Corp.	BBB	3.25	02/01/23	30,000	29,939
Kohl’s Corp.	BBB	4.00	11/01/21	50,000	53,080
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	78,602
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	87,884
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	75,000	82,001
NVR, Inc.	BBB	3.95	09/15/22	85,000	88,961
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	75,000	78,349
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,487
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	82,520
Staples, Inc.	BBB-	4.38	01/12/23	85,000	84,584
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	108,163

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	86,640
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	85,000	87,975

					1,565,477

CONSUMER STAPLES (2.9%)
Avon Products, Inc.	BB	4.20	07/15/18	75,000	70,725
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	50,053
CVS Health Corp.	BBB+	6.13	08/15/16	50,000	53,488
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	75,000	79,300
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	71,375
Kroger Co.	BBB	2.95	11/01/21	30,000	30,584
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	95,000	97,948
Sysco Corp.	A	2.60	06/12/22	55,000	54,823

					508,296

ENERGY (4.4%)
Cameron International Corp.	BBB+	4.50	06/01/21	75,000	80,464
Energen Corp.	BB	4.63	09/01/21	85,000	79,973
EQT Corp.	BBB	4.88	11/15/21	85,000	89,451
FMC Technologies, Inc.	BBB	2.00	10/01/17	85,000	84,900
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	73,111
Murphy Oil Corp.	BBB	2.50	12/01/17	65,000	64,079
National Oilwell Varco, Inc.	A	6.13	08/15/15	50,000	50,022
Noble Corp.	BBB	7.50	03/15/19	50,000	54,899
Rowan Companies PLC	BBB-	4.88	06/01/22	85,000	81,697
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	50,000	51,500
Sunoco, Inc.	BBB-	5.75	01/15/17	20,000	21,387
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	50,000	51,450

					782,933

FINANCIALS (13.2%)
Aflac, Inc.	A	4.00	02/15/22	80,000	86,757
Alleghany Corp.	BBB	5.63	09/15/20	75,000	83,956
American Tower Corp.	BBB-	4.50	01/15/18	85,000	91,246
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	87,292
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	50,000	60,038
Block Financial LLC	BBB	5.50	11/01/22	30,000	33,205
Boston Properties LP	A-	3.85	02/01/23	65,000	68,675
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	95,305
CNA Financial Corp.	BBB	6.50	08/15/16	50,000	53,564
Erac USA Finance Co.†	BBB+	6.38	10/15/17	40,000	44,821
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	20,000	21,182
First Republic Bank	A-	2.38	06/17/19	85,000	85,930
Genworth Financial, Inc.	BB-	7.20	02/15/21	50,000	51,938
Government Pptys. Income Trust	BBB-	3.75	08/15/19	20,000	20,723
Harley-Davidson Financial Svcs.†	A-	2.70	03/15/17	65,000	66,857
Hartford Financial Svcs.	BBB	5.50	03/30/20	20,000	22,962
Health Care REIT, Inc.	BBB	3.63	03/15/16	20,000	20,503
Health Care REIT, Inc.	BBB	3.75	03/15/23	10,000	10,243
Health Care REIT, Inc.	BBB	6.13	04/15/20	50,000	57,967
Healthcare Realty Trust	BBB-	3.75	04/15/23	85,000	85,149
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	90,474
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	85,000	89,406
Lincoln National Corp.	A-	4.85	06/24/21	20,000	22,414
Markel Corp.	BBB	5.35	06/01/21	40,000	45,301
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	84,607
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	54,229
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	22,838
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	30,000	29,959
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	50,000	51,838
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	50,000	50,192
Pacific LifeCorp.†	BBB+	6.00	02/10/20	65,000	74,345
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	85,000	88,239
Protective Life Corp.	A-	7.38	10/15/19	65,000	78,281
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	22,232
Raymond James Financial, Inc.	BBB	4.25	04/15/16	75,000	77,876
Reckson Operating Partnership	BBB-	6.00	03/31/16	85,000	88,950
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	75,000	83,881
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	50,000	50,753
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	21,793
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	65,000	71,758

					2,347,679

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

HEALTH CARE (6.6%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	92,691
Allergan, Inc.	A+	5.75	04/01/16	50,000	52,336
AmerisourceBergen Corp.	A-	4.88	11/15/19	40,000	44,600
Anthem, Inc.	A-	4.35	08/15/20	50,000	55,191
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	93,605
Biogen Idec, Inc.	A-	6.88	03/01/18	50,000	57,545
CIGNA Corp.	A	2.75	11/15/16	50,000	51,526
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	87,597
Hospira, Inc.	BBB-	6.05	03/30/17	75,000	81,694
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	88,736
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	86,193
Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	88,916
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	93,919
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	93,167
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	92,978

					1,160,694

INDUSTRIALS (5.0%)
Crane Co.	BBB	2.75	12/15/18	90,000	92,266
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	85,000	86,935
Equifax, Inc.	BBB+	3.30	12/15/22	85,000	86,808
Flowserve Corp.	BBB	3.50	09/15/22	65,000	65,914
Harsco Corp.	BB+	5.75	05/15/18	85,000	89,463
Kennametal, Inc.	BBB	2.65	11/01/19	85,000	85,229
L-3 Communications Corp.	BBB-	4.75	07/15/20	75,000	81,757
Pentair PLC	BBB	5.00	05/15/21	75,000	82,940
Pitney Bowes, Inc.	BBB	5.25	01/15/37	75,000	79,122
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	86,935
Textron, Inc.	BBB	4.63	09/21/16	50,000	52,556

					889,925

INFORMATION TECHNOLOGY (5.1%)
Adobe Systems, Inc.	A-	4.75	02/01/20	85,000	94,921
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	88,982
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	89,894
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	94,433
Ingram Micro, Inc.	BBB-	5.00	08/10/22	25,000	26,630
Ingram Micro, Inc.	BBB-	5.25	09/01/17	55,000	59,138
Lexmark International, Inc.	BBB-	5.13	03/15/20	10,000	10,722
Lexmark International, Inc.	BBB-	6.65	06/01/18	75,000	82,877
Symantec Corp.	BBB	4.20	09/15/20	85,000	89,624
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	87,583
Total System Services, Inc.	BBB+	3.75	06/01/23	85,000	84,824
Western Union Co.	BBB	5.93	10/01/16	85,000	90,645

					900,273

MATERIALS (6.6%)
Albemarle Corp.	BBB-	4.50	12/15/20	85,000	90,861
Alcoa, Inc.	BBB-	6.75	07/15/18	85,000	95,734
Carpenter Technology Corp.	BBB	4.45	03/01/23	85,000	87,054
Domtar Corp.	BBB-	4.40	04/01/22	85,000	87,860
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	54,738
Freeport-McMoRan Copper & Gold	BBB-	3.55	03/01/22	85,000	78,678
Geon Co.	BBB-	7.50	12/15/15	50,000	52,375
Goldcorp, Inc.	BBB+	2.13	03/15/18	85,000	85,559
Kinross Gold Corp.	BBB-	3.63	09/01/16	65,000	64,368
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	19,130
Methanex Corp.	BBB-	3.25	12/15/19	85,000	86,963
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	82,549
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	51,976
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	32,308
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	85,053
Teck Resources Ltd.	BBB-	4.75	01/15/22	75,000	75,517
Vulcan Materials Co.	BB+	7.00	06/15/18	40,000	45,500

					1,176,223

TELECOMMUNICATION SERVICES (0.3%)
Verizon Communications, Inc.	BBB+	4.50	09/15/20	40,000	44,171

UTILITIES (2.7%)
Constellation Energy	BBB-	5.15	12/01/20	50,000	56,479
Entergy Corp.	BBB-	5.13	09/15/20	85,000	94,524

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	31,654
Illinois Power Generating Co.	CCC+	6.30	04/01/20	50,000	43,000
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	82,430
PPL Energy Supply LLC	BB	4.60	12/15/21	30,000	27,522
PPL Energy Supply LLC	BB	5.70	10/15/15	50,000	50,606
SCANA Corp.	BBB	4.13	02/01/22	85,000	89,362

					475,577

TOTAL LONG-TERM DEBT SECURITIES (Cost: $16,792,279) 98.4%					17,450,688

TEMPORARY CASH INVESTMENTS (2) (Cost: $285,700) 1.6%					285,700

TOTAL INVESTMENTS (Cost: $17,077,979) 100.0%					17,736,388

OTHER NET ASSETS 0.0% (3)					(2,762)

NET ASSETS 100.0%					$17,733,626

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.6%)
U.S. Treasury Bill	A-1+	0.12	06/25/15	800,000	800,325

U.S. GOVERNMENT AGENCIES (5.5%)
FHLB	A-1+	0.05	05/15/15	1,500,000	1,499,909
FHLB	A-1+	0.12	05/27/15	100,000	99,981
FHLB	A-1+	0.14	04/17/15	100,000	99,994

					1,699,884

COMMERCIAL PAPER (91.3%)
Abbott Laboratories†	A-1+	0.12	06/02/15	1,200,000	1,199,840
Air Products & Chemicals†	A-1	0.10	04/06/15	330,000	329,995
Air Products & Chemicals†	A-1	0.11	04/24/15	850,000	849,940
Chevron Corp.†	A-1+	0.12	06/16/15	1,200,000	1,199,748
Coca-Cola Co.†	A-1	0.12	05/19/15	1,200,000	1,199,808
Dover Corp.†	A-1	0.11	04/07/15	1,200,000	1,199,978
Du Pont (E.I.) de Nemours & Co.†	A-1	0.13	04/30/15	600,000	599,937
Emerson Electric Co.†	A-1	0.12	05/15/15	500,000	499,927
Emerson Electric Co.†	A-1	0.12	05/26/15	700,000	699,872
Exxon Mobil Corp.	A-1+	0.13	06/01/15	700,000	699,945
General Re Corp.	A-1+	0.13	06/08/15	1,150,000	1,149,809
Grainger (W.W.), Inc.	A-1+	0.10	04/28/15	1,200,000	1,199,910
Hershey Foods	A-1	0.11	04/24/15	1,200,000	1,199,916
Home Depot, Inc.†	A-1	0.07	04/01/15	1,200,000	1,200,000
Intercontinental Exchange, Inc.†	A-1	0.19	05/22/15	1,031,000	1,030,722
J.P. Morgan Securities LLC	A-1	0.15	04/17/15	100,000	99,993
J.P. Morgan Securities LLC†	A-1	0.20	04/09/15	700,000	699,969
J.P. Morgan Securities LLC	A-1	0.20	04/24/15	390,000	389,950
Kimberly-Clark Corp.†	A-1	0.11	04/13/15	1,000,000	999,963
McDonald’s Corp.†	A-1	0.10	05/15/15	1,200,000	1,199,853
National Oilwell Varco, Inc.†	A-1	0.15	05/06/15	1,200,000	1,199,825
New Jersey Natural Gas	A-1	0.16	04/08/15	500,000	499,984
PepsiCo, Inc.†	A-1	0.10	04/06/15	1,200,000	1,199,983
Piedmont Natural Gas Co.†	A-1	0.15	04/10/15	800,000	799,970
Praxair, Inc.	A-1	0.07	04/06/15	1,200,000	1,199,988
Private Export Funding Corp.†	A-1	0.12	06/11/15	1,200,000	1,199,788
San Diego Gas & Electric Co.†	A-1	0.23	05/20/15	1,000,000	999,687
Simon Property Group LP†	A-1	0.17	05/13/15	1,100,000	1,099,782
Toyota Motor Credit Corp.	A-1+	0.12	04/29/15	150,000	149,986
United Technologies Corp.†	A-1	0.14	06/22/15	916,000	915,708
Wisconsin Gas Co.	A-1	0.13	04/10/15	1,200,000	1,199,961

					28,113,737

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $30,612,988) 99.4%					30,613,946

TEMPORARY CASH INVESTMENTS (2) (Cost: $80,600) 0.3%					80,600

TOTAL INVESTMENTS (Cost: $30,693,588) 99.7%					30,694,546

OTHER NET ASSETS 0.3%					101,665

NET ASSETS 100.0%					$30,796,211

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2015 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$799,850	2.4%
BOND FUND	$295,444	1.7%
MONEY MARKET FUND	$20,324,295	66.0%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2015, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments

ALL AMERICA FUND	2	E-mini S&P 500 Stock Index	P	June 2015	$206,080	$2,856	2.0%
EQUITY INDEX FUND	16	E-mini S&P 500 Stock Index	P	June 2015	$1,648,640	$22,879	4.9%
MID-CAP EQUITY INDEX FUND	6	E-mini S&P MidCap 400 Stock Index	P	June 2015	$911,880	$22,116	3.9%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2015 was 0.12%.
(3)	Percentage is less than 0.05%.
(4)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2015 was 0.10%.
(5)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2015, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of March 31, 2015. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2015:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$5,845,883	-	-	$5,845,883
Common Stock - Active	$4,149,325	-	-	$4,149,325
Short-Term Debt Securities - Indexed	-	$149,951	-	$149,951
Temporary Cash Investments	-	$144,200	-	$144,200
	$9,995,208	$294,151	-	$10,289,359

Equity Index Fund
Common Stock	$32,214,798	-	-	$32,214,798
Short-Term Debt Securities	-	$1,299,709	-	$1,299,709
Temporary Cash Investments	-	$323,100	-	$323,100
	$32,214,798	$1,622,809	-	$33,837,607

Mid-Cap Equity Index Fund
Common Stock	$22,309,999	-	-	$22,309,999
Short-Term Debt Securities	-	$349,885	-	$349,885
Temporary Cash Investments	-	$555,300	-	$555,300
	$22,309,999	$905,185	-	$23,215,184

Small Cap Value Fund
Common Stock	$8,976,840	-	-	$8,976,840
Short-Term Debt Securities	-	$299,915	-	$299,915
	$8,976,840	$299,915	-	$9,276,755

Small Cap Growth Fund
Common Stock	$6,400,230	-	-	$6,400,230
Temporary Cash Investments	-	$300,000	-	$300,000
	$6,400,230	$300,000	-	$6,700,230

Bond Fund
U.S. Government Debt	-	$1,707,965	-	$1,707,965
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$4,969,020	-	$4,969,020
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$922,455	-	$922,455
Long-Term Corporate Debt	-	$9,851,248	-	$9,851,248
Temporary Cash Investments	-	$285,700	-	$285,700
	-	$17,736,388	-	$17,736,388

Money Market Fund
U.S. Government Debt	-	$800,325	-	$800,325
U.S. Government Agency Short-Term Debt	-	$1,699,884	-	$1,699,884
Commercial Paper	-	$28,113,737	-	$28,113,737
Temporary Cash Investments	-	$80,600	-	$80,600
	-	$30,694,546	-	$30,694,546
Other Financial Instruments:*
All America Fund	$2,856	—	—	$2,856
Equity Index Fund	$22,879	—	—	$22,879
Mid-Cap Equity Index Fund	$22,116	—	—	$22,116

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the three months ended March 31, 2015, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2015 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,756,646	$6,953,340	$5,709,170	$1,901,605
Unrealized Depreciation	(295,286)	(797,612)	(727,191)	(256,249)

Net	$2,461,360	$6,155,728	$4,981,979	$1,645,356

Tax Cost of Investments	$7,827,999	$27,681,879	$18,233,205	$7,631,399

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,550,535	$710,475	$957
Unrealized Depreciation	(110,213)	(52,389)	-

Net	$1,440,322	$658,086	$957

Tax Cost of Investments	$5,259,908	$17,078,302	$30,693,588

Differences in basis between amounts reflected in the Summary Portfolios or Portfolios of Investments in Securities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 21, 2015

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	May 21, 2015